The Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is intended to concisely provide you, a prospective investor, with information about the Fund that you should know before investing in the shares of the Fund that are being offered through this prospectus. You are advised to thoroughly and carefully read this prospectus and retain it for future reference. Additional information about the Fund is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, including the Fund’s Statement of Additional Information dated January 31, 2018, supplemented June 4, 2018 (the “SAI”). The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page 39 of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund at c/o DST Systems, PO Box 219445, Kansas City, MO 64121-9445 (the “Transfer Agent” or “DST”), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

Investment Objectives. The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of what the Fund’s advisor believes are global ‘best in class’ institutional private real estate funds and public real estate securities.

The Advisor. The Fund’s investment advisor is Bluerock Fund Advisor, LLC (the “Advisor”), a registered advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor has engaged Mercer Investment Management, Inc. ( “Mercer” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide ongoing research, opinions and recommendations of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund. Mercer, together with its affiliated investment businesses, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017. The Advisor has also engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C. (“Deutsche/RREEF” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017).

See “The Fund” and “Investment Objectives, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund. Class A shares are offered by this prospectus. The Fund offers Class C, Class I and Class L shares by different prospectuses. The Fund has registered 53,438,484.94 shares (20,000,000 in 2012, 12,605,151.61 in 2016 and 20,833,333.33 in 2018), and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc., (the “Distributor”) on a continual basis under the terms of this prospectus, 53,438,484.94 shares of beneficial interest, less shares previously sold, at net asset value (“NAV”) per share of the relevant share class, plus any applicable sales load. As of January 5, 2018, the Fund’s net asset value per share was $29.40 for Class A shares. The maximum sales load is 5.75% of the amount invested for Class A shares. The minimum initial investment by a shareholder for Class A shares is $2,500 for regular accounts and $1,000 for retirement plan accounts. Subsequent investments may be made with at least $100 for regular accounts and $50 for retirement plan accounts. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use reasonable efforts to sell the shares. No termination date of the Fund’s continuous offering has been established. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

Investment Advisor | Bluerock Fund Advisor, LLC The date of this prospectus is January 31, 2018, supplemented June 4, 2018

PROSPECTUS SUMMARY	1
SUMMARY OF FUND EXPENSES	8
FINANCIAL HIGHLIGHTS	9
THE FUND	10
USE OF PROCEEDS	10
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	10
RISK FACTORS	15
MANAGEMENT OF THE FUND	21
DETERMINATION OF NET ASSET VALUE	25
CONFLICTS OF INTEREST	26
QUARTERLY REPURCHASE OF SHARES	27
DISTRIBUTION POLICY	29
DIVIDEND REINVESTMENT POLICY	30
U.S. FEDERAL INCOME TAX MATTERS	31
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES	32
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST	33
PLAN OF DISTRIBUTION	33
LEGAL MATTERS	38
REPORTS TO SHAREHOLDERS	38
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	38
ADDITIONAL INFORMATION	38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	39
NOTICE OF PRIVACY POLICY & PRACTICES	40

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth below under the heading "Risk Factors."

The Fund

Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company. See "The Fund." The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See "Quarterly Repurchases of Shares," and “Determination of Net Asset Value.”

Investment Objectives and Policies

The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in “real estate industry securities,” primarily in income producing equity and debt securities. The Fund invests in debt securities of any duration or maturity.

The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate. In certain circumstances or market environments the Fund may reduce its investment in real estate industry securities and hold a larger position in cash or cash equivalents. The Fund will not invest in any issuer that is an affiliate of the Fund, or affiliate of a Fund affiliate (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval. The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objectives and Policies."

Investment Strategy

The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of global ‘best in class’ institutional private real estate investment funds and public real estate securities.

The term ‘best in class’ refers to Institutional Investment Funds that Bluerock Fund Advisor, LLC (the “Advisor”) has identified as offering above average prospects using information provided by Mercer, using Mercer’s proprietary screening process. Mercer’s screening process applies multiple factors including quantitative and qualitative assessment (as described more fully below) of the management team and track record, and is not generally available to the individual investor through financial filings or published reports. Mercer is one of the leading advisors to endowments, pension funds, sovereign wealth funds, and family offices globally.

The Fund executes a portion of its investment strategy, generally less than 20%, by seeking to invest in publicly traded real estate securities selected by Deutsche/RREEF, an indirect subsidiary of Deutsche Asset Management. Deutsche/RREEF seeks to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value and the public real estate securities may be of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds." The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

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The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

Many of the Institutional Investment Funds have a large minimum investment size and stringent investor qualification criteria that are intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition, the Fund enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The Advisor also believes that the Fund may be able to provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts that may not otherwise be permitted or available to them.

Investment Advisor

Bluerock Fund Advisor, LLC was formed on was formed on May 11, 2012 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates (“Bluerock”) and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Advisor may, from time to time, engage one or more investment sub-advisors. Any sub-advisor chosen by the Advisor will be paid by the Advisor on only the portion of Fund assets allocated to any such sub-advisor. Shareholders do not pay any sub-advisor directly.

The Advisor has engaged Mercer Investment Management, Inc., a registered investment adviser under the Advisers Act, to provide both ongoing research and opinions of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund as well as recommendations for the selection of investment funds for approval by the Advisor. The Advisor has engaged Deutsche/RREEF, a registered investment adviser under the Advisers Act, to invest a portion of the Fund’s portfolio in publicly traded real estate securities.

Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund's daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, acquired fund fees and expenses, brokerage commissions and extraordinary expenses), to the extent that such expenses exceed 1.95% per annum of the Fund's average daily net assets (the "Expense Limitation") attributable to Class A shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. After January 31, 2019, the Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion. See "Management of the Fund."

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Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the “Administrator”) serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the "Transfer Agent" or “DST”) serves as the transfer agent of the Fund. See "Management of the Fund."

Distribution Fees

Class A shares are not subject to a Distribution Fee. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. Unlike many closed-end funds, however, the Fund's shares will not be listed on a stock exchange. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund's shares (at least 5%) quarterly, which is discussed in more detail below. The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Share Classes

The Fund offers Class A shares by this prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C shares and Class I shares, each offered by a separate prospectus. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, the investment minimum, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares and all share classes may not be available in every state. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% the Fund's shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder's shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund's quarterly repurchases. See "Quarterly Repurchases of Shares."

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund's shares. See "Risk Factors."

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Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor to allocate effectively the Fund's assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities. As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The market value of bonds and preferred shares tend to decline as interest rates increase. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due. Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond. The price of equity securities into which a convertible security may convert may fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Credit Risk. It is possible that issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer's financial condition changes and this also may negatively impact the Fund’s returns on investment in such securities.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Fixed income securities are also subject to default risk.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund managed the Fund’s assets directly. The performance fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Institutional Investment Funds, like the other “Underlying Funds” in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the Institutional Investment Funds are not entitled to the protections of the 1940 Act. For example, these funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. These characteristics present additional risks for shareholders.

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Institutional Investment Fund, Private REIT, Public REIT, or Other Public Investment Vehicle (each, an “Underlying Fund” and together, the “Underlying Funds”) for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain of the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

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Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. There currently is no secondary market for the Fund's shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Fund's shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund's investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The judgments of the Advisor or a Sub-Advisor about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s strategy.

Preferred Securities Risk. Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Real Estate Industry Concentration Risk. The Fund will concentrate its investments in securities real estate industry issuers, and it may invest in real estate directly. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

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Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties. Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties. Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties. Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate development companies in which the Underlying Funds or the Fund may invest are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund's portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance and may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants. The ability of companies in the real estate industry in which the Fund may invest to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Companies in the real estate industry in which the Fund may invest may be highly leveraged and financial covenants may affect their ability to operate effectively.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

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REIT Risk. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code") in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's net asset value.

Underlying Funds Risk. Investments in real estate index funds (“Index Funds”), real estate exchange traded funds (“ETFs”), and Other Public Investment Vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Other Public Investment Vehicles, and also may be higher than other funds that invest directly in securities. Further, Other Public Investment Vehicles are subject to specific risks, depending on the nature of the fund.

Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents. The Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Institutional Investment Funds. Institutional Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the value of the Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the value of the Fund’s investment in Institutional Investment Funds, the Advisor considers, among other things, information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to value accurately the Fund’s shares. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See "U.S. Federal Income Tax Matters."

Dividend Policy

The Fund's distribution policy is to make quarterly distributions to shareholders. The level of distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Unless a shareholder elects otherwise, the shareholder's distributions will be reinvested in additional shares of the same class under the Fund's dividend reinvestment policy. Shareholders who elect not to participate in the Fund's dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See "Dividend Reinvestment Policy."

Custodian

UMB Bank, N.A. (“UMB Bank”) serves as a custodian for the Fund. See "Management of the Fund."

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class A
Maximum Sales Load (as a percent of offering price)	5.75%
Maximum Early Withdrawal Charge (as a percent of original purchase price)	None[1]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses
Shareholder Servicing Fee	0.25%
Distribution Fee	None
Remaining Other Expenses	0.29%
Interest Payments on Borrowed Funds [2]	0.34%
Total Annual Expenses	2.38%
Fee Waiver and Reimbursement [3]	(0.09)%
Total Annual Expenses (after fee waiver and reimbursement)[3]	2.29%

1.	Class A shareholders who tender for repurchase Class A shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.

2.	Interest Payments on Borrowed Funds may vary among Share Classes due to timing of Share Class commencement of operations.

3.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) and side letter agreement under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that they exceed 1.95% per annum of the Fund's average daily net assets attributable to Class A shares (the “Expense Limitation”). The Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees. See "Management of the Fund."

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in Purchasing Shares starting on page 34 of this prospectus. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page 21 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares	$79	$126	$176	$313

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee, unless the repurchase is less than 365 days after purchase by a shareholder who purchased in amounts of $1,000,000 or more. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Tracysfer Agent, currently $10. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

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FINANCIAL HIGHLIGHTS

Class A Shares

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year	For the Year	For the Year	For the Year	For the Period*
	Ended	Ended	Ended	Ended	Ended
	September 30, 2017	September 30, 2016	September 30, 2015	September 30, 2014	September 30, 2013
Net Asset Value, Beginning of Period	$29.13	$28.68	$27.98	$27.47	$25.00
Increase From Operations:
Net investment income (a)	0.23	0.23	0.39	0.26	0.67
Net gain from investments (both realized and unrealized)	1.56	1.75	1.81	1.70	2.40
Total from operations	1.79	1.98	2.20	1.96	3.07
Less Distributions:
From net investment income	—	—	(0.09)	(0.01)	(0.40)
From net realized gain on investments	(0.37)	(0.16)	(0.29)	(0.11)	—
From return of capital	(1.18)	(1.37)	(1.12)	(1.35)	(0.20)
Total Distributions	(1.55)	(1.53)	(1.50)	(1.47)	(0.60)
Paid in interest from redemption fees (a)	—	—	—	0.02	0.00	(i)
Net Asset Value, End of Period	$29.37	$29.13	$28.68	$27.98	$27.47
Total Return (b)(h)	6.29%	7.08%	8.06%	7.38%	12.36	%(e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$291,772	$226,712	$129,287	$89,319	$38,122
Ratio to average net assets(f):
Expenses, Gross (c)	2.37%	2.19%	2.25%	2.54%	4.96	%(d)
Expenses, Net of Reimbursement	2.21%	1.82%	1.79%	1.76%	0.01	%(d)
Ratio to average net assets (excluding interest expense)(f):
Expenses, Gross (c)	2.04%	2.19%	2.24%	2.52%	4.96	%(d)
Expenses, Net of Reimbursement	1.89%	1.82%	1.78%	1.74%	0.01	%(d)
Net investment income, Net of Reimbursement (f)(g)	0.80%	0.79%	1.36%	0.94%	2.66	%(d)
Portfolio turnover rate	16%	18%	35%	12%	35	%(e)

*	Class A commenced operations October 22, 2012.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.
(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(d)	Annualized.
(e)	Not annualized.
(f)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(g)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h) (i)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Less than $0.01 per share.

9

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on May 25, 2012. The Fund's principal office is located at 1290 Broadway, Suite 1100, Denver, CO 80203, and its telephone number is 1-844-819-8287.

USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund's investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund's investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund's assets would earn interest income at a modest rate.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds." The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading "Investment Objective and Policies."

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy through a strategic combination of global ‘best in class’ Institutional Investment Funds and publicly traded real estate securities. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as "hedge funds", i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

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The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged Deutsche/RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). Deutsche/RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Institutional Investment Funds in which the Fund invests may invest in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange or the National Association of Securities Dealers Automated Quotation System, and invest directly in real estate, typically through either properties or mortgages. Public REITs are typically much larger and financially more stable than Private REITs and, as such, are typically less risky than Private REITs.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds ("ETFs"). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund's investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Investment Strategy, and Criteria Used by the Adviser and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

•	attractive risk-adjusted returns;

•	with low to moderate volatility;

•	low correlation to the broader markets; and

•	an emphasis on income generation.

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The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected income from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund's portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board of Trustees. No assurance can be given that any or all investment strategies, or the Fund's investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to December 31, 2017, over 2,440 formal manager meetings were held and over 1,780 Research Reports were produced globally. As of December 31, 2017, GIMD™ contained information on nearly 6,500 investment managers and over 32,400 investment strategies across more than 250 countries.

Mercer, together with its global investment management affiliates, have over 1,040 clients globally

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investment Management, Inc. (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

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On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

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Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

•	Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

•	Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

•	Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund's principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund's cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund's Portfolio Managers are subjective.

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The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See "Tax Status" in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund's investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions will be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."

Investment Strategy and Criteria Used by Deutsche/RREEF in Selecting Public Real Estate Securities

The Advisor with Deutsche/RREEF has developed a customized investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to Deutsche/RREEF’s assessment of intrinsic value. Deutsche/RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. Deutsche/RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. Deutsche/RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence Deutsche/RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, Deutsche/RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by Deutsche/RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio.

RISK FACTORS

An investment in the Fund's shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or Deutsche/RREEF to allocate effectively the Fund's assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objectives or delivering positive returns.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds." These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund's share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

15

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

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Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. The Fund is a closed-end investment company structured as an "interval fund" and is designed for long-term investors. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Fund's shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund's investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor's or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

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Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund's shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

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Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund's portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund's investment performance.

Dependence on Tenants. The value of the Fund's portfolio companies' properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants' ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution's control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution's ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution's funds, and can fluctuate significantly when interest rates change.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund's investment opportunities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

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Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund's yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters." The Fund's investments in REITs may include an additional risk to shareholders. Some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder's basis in the Fund's shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund's performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

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Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Institutional Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund's overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund's investment advisor. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management" in the Statement of Additional Information.

Investment Advisor

Bluerock Fund Advisors, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund's investment advisor. The Advisor is registered with the SEC as an investment advisor under the Advisers Act. The Advisor is a Delaware limited liability company formed on May 11, 2012.

Under the general supervision of the Fund's Board of Trustees, and pursuant to the terms of an Investment Management Agreement with the Fund, the Advisor will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged. In addition, the Advisor will supervise and provide oversight of the Fund's service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Investment Management Agreement, a monthly management fee computed at the annual rate of 1.50% of the daily net assets of the Fund. The Advisor may employ research services and service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that they exceed 1.95% per annum of the Fund's average daily net assets attributable to Class A shares (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, acquired fund fees and expenses are calculated in accordance with Form N-2. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2019, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Advisor. The Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion.

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A discussion regarding the basis for the Board of Trustees' approval of each of the Fund's Investment Management Agreement with the Adviser and Sub-Advisory Agreement with Mercer is available in the Fund's March 31, 2017 semi-annual report to shareholders, and the basis for the Board of Trustees’ approval of the Fund’s Sub-Advisory Agreement with Deutsche/RREEF is available in the Fund’s March 31, 2016 semi-annual report to shareholders.

Affiliated Brokerage

Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor, may receive commissions on the sale of Fund shares.

Advisor’s Investment Committee

The Advisor has established an Investment Committee comprised of four persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Advisor; approval of Institutional Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Institutional Investment Funds, Other Public Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Advisor’s Portfolio Managers (see below).

The members of the Committee, and their professional background and experience, are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as a member of the Investment Committee and as Chairman of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Kamfar is the founder of and serves as the Chairman and Chief Executive Officer of Bluerock Real Estate, LLC (“BRRE”), since its founding in October 2002, and serves as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009 and as Chairman of Bluerock Asset Management, LLC since 2018. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has 29 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee and as Chief Investment Officer of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Babb serves as the Senior Managing Director and Chief Investment Officer of Bluerock, which he joined in 2007. Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group (“Starwood”), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since the inception of the Advisor in 2012. He is also Director of Bluerock Asset Management, LLC since its inception in 2018. Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience working with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, and at Smith Barney Inc. and at JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since January 2018. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates. Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

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Advisor Portfolio Managers

Subject to the Committee’s oversight, Jordan B. Ruddy, a member of the Committee, and Adam Lotterman serve as the Fund’s Portfolio Managers and oversee the day to day investment operations of the Fund. Each has served as a Portfolio Manager to the Fund since October 2013.

Jordan B. Ruddy -- Mr. Ruddy’s biographical information is presented above.

Adam Lotterman -- Mr. Lotterman is a co-founder of the Advisor and has been a key member of the Fund’s investment decision-making team since its inception in 2012. Mr. Lotterman serves as the Fund’s Portfolio Manager and Lead Economist of the Advisor, positions he has held since 2013, having previously held the roles of Associate Portfolio Manager and Associate Economist from inception in 2012 until 2013. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., a registered advisor under the Advisers Act, to act as an investment sub-advisor. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017.

Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Investment Sub-Advisor - Deutsche/RREEF

The Advisor has engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C., a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017). Deutsche/RREEF’s Real Estate business in the U.S. dates back to the formation of RREEF, a partnership founded in San Francisco in 1975. Deutsche Asset Management acquired RREEF in 2002 to complement the existing real estate asset management operations. Presently, Deutsche’s /RREEF’s Real Asset business has $90.7 billion in assets under management (as of September 30, 2017). Of that total, approximately $50 billion of AUM was invested in real estate globally, with approximately $9.0 billion invested in real estate securities, making Deutsche/RREEF one of the largest real estate securities managers in the world.

Deutsche/RREEF Portfolio Managers

Subject to the Advisor’s oversight, David W. Zonavetch, Bob Thomas, and John W. Vojticek serve as the Fund’s Deutsche/RREEF Portfolio Managers and oversee a portion of investment portfolio of the Fund. Mr. Zonavetch and Mr. Vojticek have served as a Portfolio Managers to the Fund since May 2016. Mr. Thomas has served as a Portfolio Manager to the Fund since January 2018.

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David W. Zonavetch – Mr. Zonavetch has served as a Director and Co-Lead Portfolio Manager for Deutsche/RREEF since September 2013 and as Co-Lead Portfolio Manager - Real Estate Securities since February 2012. Previously, he served as Vice President and Portfolio Manager from February 2007 to February 2012. From February 2007 to February 2012, Mr. Zonavetch was a Vice President and Securities Analyst at RREEF Real Estate. He has nine years of experience in accounting and finance. From 1998 to 2001, Mr. Zonavetch served as a Senior Accountant in Corporate Finance of RREEF Real Estate, and from 2001 to 2003, he served as Securities Accounting Coordinator with RREEF Real Estate’s Securities Group, covering the office and self- storage sectors. From 1995 until joining RREEF Real Estate in 1998, Mr. Zonavetch worked as an analyst for Cendant Mobility Services Corp., a corporate employee relocation company. Mr. Zonavetch holds a B.S. in Finance from the University of Illinois at Urbana-Champaign and is a certified public accountant.

Bob Thomas – Mr. Thomas has served as a Managing Director and Co-Head of Americas Real Estate Securities, Alternatives for Deutsche/RREEF since 2017. He has 15 years of industry experience serving as lead portfolio manager of North America for global listed property funds at Henderson Global Investors from 2015 to 2016, he was co-lead portfolio manager of North America for global listed property funds at AMP Capital from 2012 to 2015, and as an analyst at Nuveen Asset Management from 2011 to 2012, at BNP Paribas Asset Management from 2005 to 2011 and at Security Capital Research & Management from 20014 to 2005. Mr. Thomas started his career as an investment banking analyst in the Real Estate group at KeyBanc Capital Markets in 2002. Mr. Thomas holds a B.A. in Economics from Duke University and an MBA in Finance, Management & Strategy from Kellogg School of Management, Northwestern University.

John W. Vojticek – Mr. Vojticek has served as a Managing Director and Chief Investment Officer of Real Estate & Infrastructure Securities and Global Portfolio Manager for Deutsche/RREEF since July 2011 and was Co-Head of Americas Real Estate Securities from 2006 to July 2011. Mr. Vojticek was responsible for launching the firm’s first listed infrastructure securities strategy in June 2008 and served as Head of the Listed Infrastructure Securities business from June 2008 until his appointment as Chief Information Officer in July 2011. Mr. Vojticek is an associate member of the National Association of Real Estate Investment Trusts. Mr. Vojticek holds a B.S. in Business Administration from the University of Southern California.

The Statement of Additional Information provides additional information about each Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (“ALPS” or the “Admionistator”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting services. DST Systems, Inc., located at PO Box 219445, Kansas City, MO 64121-9445, serves as the Fund’s Transfer Agent and for such services the Fund pays the Transfer Agent separate fees.

Custodian

UMB Bank, N.A (“UMB Bank” or the “Custodian”), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund's portfolio. Under a Custody Agreement, UMB Bank holds the Fund's assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Investment Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting services), including compensation of and office space for its officers and employees employed in providing these services to the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund's officers and Trustees, (viii) errors and omissions insurance for the Fund's officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund's quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

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Class A shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class.

The Board has authorized the Advisor and Deutsche/RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of January 5, 2018, no shareholder of record owned more than 25% of the voting securities of the Fund. The Fund’s principal shareholders are listed in the chart below. No shareholder owned more than 5% of Class C shares as of January 5, 2018.

Class A Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	739,148.62	6.91%

Class I Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	1,328,489.54	13.12%

Class L Shares
Name and Address	Shares Owned	Percentage of Class
GEMINI FUND SERVICES FBO/LPL AIP INVESTORS 17605 WRIGHT STREET OMAHA, NE 68130	160,494.38	32.82%

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class A share will be offered at the Class A net asset value plus the applicable sales load. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations as of the last quoted sales price on the security’s primary exchange. If market quotations are not readily available, as in the case of Institutional Investment Funds investing in private real estate, securities are valued at fair value as determined by the Board of Trustees; or with respect to securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign), as described below. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Like all investments that are valued at fair value, the Institutional Investment Funds will be difficult to value. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor, using information including that provided by a Sub-Advisor, may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund's Portfolio Managers. The Advisor may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Institutional Investment Funds could be available on no more than a quarterly basis. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

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The Advisor, with the assistance of other parties, will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund's valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund's portfolio. The Fund's net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars", if any). The Advisor has adopted policies and procedures and has structured its Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

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QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase, at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the "Repurchase Request Deadline"). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a "Repurchase Pricing Date").

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the "Repurchase Request Deadline," which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the "Repurchase Offer Amount") for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification"). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the "Repurchase Payment Deadline"). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

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Early Withdrawal Charge

Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor may receive a commission of up to 1.00% of the purchase price of Class A shares (for purchases of $1,000,000 or more).

Class A (for purchases of $1,000,000 or more) shareholders who tender for repurchase of such shareholder’s shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to an early withdrawal charge of 1.00% of the original purchase price. The Distributor may waive the imposition of the early withdrawal charge in the following situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder. Class A share purchases of less than $1,000,000 are not be subject to an early withdrawal charge.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that either a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline, and/or a line of credit is available to satisfy the Repurchase Offer Amount. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund's portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund's net asset value.

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Repurchase of the Fund's shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets would increase the Fund's expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of quarterly distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the Investment Company Act of 1940, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

The dividend rate may be modified by the Board from time to time. If, for any quarterly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See "Dividend Reinvestment Policy."

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The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund's shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by DST. Pursuant to the policy, the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Transfer Agent in writing at Total Income+ Real Estate Fund, c/o DST, PO Box 219445, Kansas City, MO 64121-9445. Such written notice must be received by the Transfer Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Transfer Agent, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund's net asset value per share.

The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Transfer Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "U.S. Federal Income Tax Matters."

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

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All correspondence concerning the dividend reinvestment policy should be directed to the Transfer Agent at Total Income+ Real Estate Fund, c/o DST PO Box 219445, Kansas City, MO 64121-9445. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund's operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund's investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund's taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

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DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on May 25, 2012. The Trustees are authorized to issue an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four different classes of shares: Class A, Class C, Class I, and Class L shares. Class C, Class I and Class L shares are each offered by a different prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. The details of each share class are set forth in “Plan of Distribution”.

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 5, 2018, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	10,718,467.50 shares NAV $29.40 per share
Class C	Unlimited*	8,429,025.17 shares NAV $28.60 per share
Class I	Unlimited*	10,147,103.38 shares NAV $29.74 per share
Class L	Unlimited*	494,213.266 shares NAV $29.35 per share

*	The Fund has registered for sale an aggregate of up to $1.65 billion of its shares in this offering.

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. The Fund currently intends to make dividend distributions to its shareholders no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See "Dividend Reinvestment Policy." The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund's Transfer Agent, a share certificate may be issued at the Fund's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. The Fund's Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund's Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares. The Fund offers Class C, Class I and Class L shares by a different prospectus. Class C shares and Class L shares are subject to ongoing distribution or shareholder servicing fees. Class I shares are subject to higher investment minimums, but are not subject to sales charges, distribution or shareholders servicing fees.

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ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund's asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the "Distributor"), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Fund's principal underwriter and acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund's shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $1.65 billion of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. Class A shares are not currently subject to a Distribution Fee.

The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers. BCM may receive a portion of the sales load from the sale of Fund shares for its services provided under the wholesaling agreement.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the "Additional Compensation"). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker's or dealer's registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker's or dealer's registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to intermediaries and other financial industry professionals for providing ongoing services in respect of shareholders of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's Transfer Agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund has agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

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Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST, the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, "Financial Intermediaries"). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary's name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor's account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund's NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Total Income+ Real Estate Fund to:

Total Income+ Real Estate Fund
c/o DST Systems, Inc.
P.O. Box 219445

Kansas City, MO 64121-9445

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor's bank to send the wire. An investor's bank must include both the name of the Fund, the account number, and the investor's name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Total Income+ Real Estate Fund
(shareholder registration)
(shareholder account number)

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By Wire — Subsequent Investments

Before sending a wire, investors must contact the Transfer Agent to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern Time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund's Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern Time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent (DST Systems, Inc.) at 1-844-819-8287 for additional assistance when completing an application.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	the amount you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class A Shares

Class A shares are sold at the prevailing net asset value per Class A share plus the applicable sales load (which may be reduced as described below); however, the following are additional features that should be taken into account when purchasing Class A shares:

•	a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts;

•	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class A shares; and

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•	Investors in Class A shares may pay a sales load based on the amount of their investment up to 5.75%, as set forth in the table below. A reallowance will be made by the Distributor from the sales load paid by each investor. There are no sales loads on reinvested distributions. The Fund reserves the right to waive sales loads. The following sales loads apply to your purchases of Class A shares of the Fund:

Amount Invested	Total Sales Load as a % of Offering Price	Total Sales Load as a % of Amount Invested	Broker Commission / Total Dealer Reallowance
Under $100,000	5.75%	6.10%	5.00%
$100,000 to $249,999	4.75%	4.99%	4.00%
$250,000 to $499,999	3.75%	3.90%	3.00%
$500,000 to $999,999	2.50%	2.56%	2.00%
$1,000,000 and above	0.00%	0.00%	0.00%*

*	Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor may receive a commission of up to 1.00% of the purchase price of Class A shares.

You may be able to buy Class A shares without a sales charge (i.e. "load-waived") when you are:

•	reinvesting dividends or distributions;

•	participating in an investment advisory or agency commission program under which you pay a fee to an investment advisor or other firm for portfolio management or brokerage services;

•	exchanging an investment in Class A (or equivalent type) shares of another fund for an investment in the Fund;

•	a current or former director or Trustee of the Fund;

•	an employee (including the employee's spouse, domestic partner, children, grandchildren, parents, grandparents, siblings, and any dependent of the employee, as defined in section 152 of the Internal Revenue Code) of the Advisor or its affiliates or of a broker-dealer authorized to sell shares of the Fund; or

•	purchasing shares through the Advisor; or

•	purchasing shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a special arrangement with the Fund.

In addition, concurrent purchases of Class A shares by related accounts may be combined to determine the application of the sales load. The Fund will combine purchases made by an investor, the investor's spouse or domestic partner, and dependent children when it calculates the sales load.

It is the investor's responsibility to determine whether a reduced sales load would apply. The Fund is not responsible for making such determination. To receive a reduced sales load, notification must be provided at the time of the purchase order. If you purchase Class A shares directly from the Fund, you must notify the Fund in writing. Otherwise, notice should be provided to the Financial Intermediary through whom the purchase is made so they can notify the Fund.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class A shares of the Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;

•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

For example, the following illustrates the operation of the Right of accumulation:

If a shareholder owned Class A shares of the Fund through an investment of $99,999 (including sales charge), and wished to purchase additional Class A shares of the Fund with a purchase price of $50,000 (including sales charge). The sales charge applicable on the $50,000 purchase would be at the 4.75% rate, rather than the 5.75% rate that would otherwise apply to a $50,000 purchase. The discount will be applied to the current purchase (i.e., the $50,000 purchase), not to any previous transaction.

You may add the current value of all of your existing investments in the Fund and other funds advised by the Advisor or its affiliates (collectively, “Bluerock Family Funds”) to determine the front-end sales charge to be applied to your current Class A purchase. Only balances currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class A sales charge. You may include the value of Bluerock Family Funds’ investments held by the members of your immediately family, including the value of Bluerock Family Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV. If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

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If you plan to rely on this right of accumulation, you must notify the Fund's distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members or other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class A shares of the Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you also may include (1) the cost of Class A shares of the Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for Class A shares the Fund purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Share Conversion

For investors currently owning Class A, Class C, and Class L shares, these shares may be convertible into Class I shares if (i) the broker/dealer or other financial intermediary responsible for the shareholder relationship requests such conversion, (ii) Class I shares are available to the broker dealer or financial intermediary, and (iii) the account would have been eligible to purchase Class I shares. More detailed information on Class I shares and the related investment minimums and other restrictions is available in the Fund’s Class I prospectus.

Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class A shares under which the Fund may compensate financial industry organizations for providing ongoing shareholder servicing of client accounts with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to its Class A shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class A shares. Because these fees are paid from the Fund’s assets on an ongoing basis they will increase your costs over time and may cost you more than paying other types of sales charges.

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LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215.

REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and audits the Fund's financial statements. BBD, LLP is located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103.

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-222772). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objectives and Policies	1
Repurchases and Transfers of Shares	7
Management of the Fund	12
Codes of Ethics	16
Proxy Voting Policies and Procedures	16
Control Persons and Principal Holders	17
Investment Advisory and Other Services	17
Portfolio Managers	20
Allocation of Brokerage	22
Tax Status	23
Other Information	25
Independent Registered Public Accounting Firm	25
Financial Statements	25
Appendix A	A-1
Appendix B	A-2

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NOTICE OF PRIVACY POLICY & PRACTICES

Rev. Aug. 2012

PRIVACY NOTICE
FACTS	WHAT DOES THE TOTAL INCOME+ REAL ESTATE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	▪ Social Security number ▪ Assets ▪ Retirement Assets ▪ Transaction History ▪ Checking Account Information	▪ Purchase History ▪ Account Balances ▪ Account Transactions ▪ Wire Transfer Instructions
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Total Income+ Real Estate Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Total Income+ Real Estate Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-844-819-8287

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Who we are
Who is providing this notice?	Total Income+ Real Estate Fund
What we do
How does Total Income+ Real Estate Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Total Income+ Real Estate Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Total Income+ Real Estate Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Total Income+ Real Estate Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Total Income+ Real Estate Fund doesn’t jointly market.

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TOTAL INCOME+ REAL ESTATE FUND

Class A Shares (TIPRX) of Beneficial Interest

PROSPECTUS

January 31, 2018,

supplemented June 4, 2018

Investment Advisor

Bluerock Fund Advisor, LLC

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

The Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is intended to concisely provide you, a prospective investor, with information about the Fund that you should know before investing in the shares of the Fund that are being offered through this prospectus. You are advised to thoroughly and carefully read this prospectus and retain it for future reference. Additional information about the Fund is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, including the Fund’s Statement of Additional Information dated January 31, 2018, supplemented June 4, 2018 (the “SAI”). The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page 38 of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund at c/o DST Systems, PO Box 219445, Kansas City, MO 64121-9445 (the “Transfer Agent” or “DST”), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

Investment Objectives. The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of what the Fund’s advisor believes are global ‘best in class’ institutional private real estate funds and public real estate securities.

The Advisor. The Fund’s investment advisor is Bluerock Fund Advisor, LLC (the “Advisor”), a registered advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor has engaged Mercer Investment Management, Inc. ( “Mercer” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide ongoing research, opinions and recommendations of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund. Mercer, together with its affiliated investment businesses, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017. The Advisor has also engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C. (“Deutsche/RREEF” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017).

See “The Fund” and “Investment Objectives, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund. Class C shares are offered by this prospectus. The Fund offers Class A, Class I and Class L shares by different prospectuses. The Fund has registered 53,438,484.94 shares (20,000,000 in 2012, 12,605,151.61 in 2016 and 20,833,333.33 in 2018), and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc., (the “Distributor”) on a continual basis under the terms of this prospectus, 53,438,484.94 shares of beneficial interest, less shares previously sold, at net asset value (“NAV”) per share of the relevant share class, plus any applicable sales load. As of January 5, 2018, the Fund’s net asset value per share was $28.60 for Class C shares. Class C shares are not subject to sales charges. The minimum initial investment by a shareholder for Class C shares is $2,500 for regular accounts and $1,000 for retirement plan accounts. Subsequent investments may be made with at least $100 for regular accounts and $50 for retirement plan accounts. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use reasonable efforts to sell the shares. No termination date of the Fund’s continuous offering has been established. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

Investment Advisor | Bluerock Fund Advisor, LLC The date of this prospectus is January 31, 2018, supplemented June 4, 2018

PROSPECTUS SUMMARY	1
SUMMARY OF FUND EXPENSES	8
FINANCIAL HIGHLIGHTS	9
THE FUND	10
USE OF PROCEEDS	10
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	10
RISK FACTORS	15
MANAGEMENT OF THE FUND	21
DETERMINATION OF NET ASSET VALUE	26
CONFLICTS OF INTEREST	27
QUARTERLY REPURCHASE OF SHARES	27
DISTRIBUTION POLICY	29
DIVIDEND REINVESTMENT POLICY	30
U.S. FEDERAL INCOME TAX MATTERS	31
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES	32
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST	33
PLAN OF DISTRIBUTION	33
LEGAL MATTERS	36
REPORTS TO SHAREHOLDERS	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	37
ADDITIONAL INFORMATION	37
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	38
NOTICE OF PRIVACY POLICY & PRACTICES	39

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth below under the heading "Risk Factors."

The Fund

Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company. See "The Fund." The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See "Quarterly Repurchases of Shares," and “Determination of Net Asset Value.”

Investment Objectives and Policies

The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in “real estate industry securities,” primarily in income producing equity and debt securities. The Fund invests in debt securities of any duration or maturity.

The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate. In certain circumstances or market environments the Fund may reduce its investment in real estate industry securities and hold a larger position in cash or cash equivalents. The Fund will not invest in any issuer that is an affiliate of the Fund, or affiliate of a Fund affiliate (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval. The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Objectives and Policies."

Investment Strategy

The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of global ‘best in class’ institutional private real estate investment funds and public real estate securities.

The term ‘best in class’ refers to Institutional Investment Funds that Bluerock Fund Advisor, LLC (the “Advisor”) has identified as offering above average prospects using information provided by Mercer, using Mercer’s proprietary screening process. Mercer’s screening process applies multiple factors including quantitative and qualitative assessment (as described more fully below) of the management team and track record, and is not generally available to the individual investor through financial filings or published reports. Mercer is one of the leading advisors to endowments, pension funds, sovereign wealth funds, and family offices globally.

The Fund executes a portion of its investment strategy, generally less than 20%, by seeking to invest in publicly traded real estate securities selected by Deutsche/RREEF, an indirect subsidiary of Deutsche Asset Management. Deutsche/RREEF seeks to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value and the public real estate securities may be of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds." The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

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The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

Many of the Institutional Investment Funds have a large minimum investment size and stringent investor qualification criteria that are intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition, the Fund enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The Advisor also believes that the Fund may be able to provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts that may not otherwise be permitted or available to them.

Investment Advisor

Bluerock Fund Advisor, LLC was formed on was formed on May 11, 2012 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates (“Bluerock”) and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Advisor may, from time to time, engage one or more investment sub-advisors. Any sub-advisor chosen by the Advisor will be paid by the Advisor on only the portion of Fund assets allocated to any such sub-advisor. Shareholders do not pay any sub-advisor directly.

The Advisor has engaged Mercer Investment Management, Inc., a registered investment adviser under the Advisers Act, to provide both ongoing research and opinions of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund as well as recommendations for the selection of investment funds for approval by the Advisor. The Advisor has engaged Deutsche/RREEF, a registered investment adviser under the Advisers Act, to invest a portion of the Fund’s portfolio in publicly traded real estate securities.

Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund's daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, acquired fund fees and expenses, brokerage commissions and extraordinary expenses), to the extent that such expenses exceed 2.70% per annum of the Fund's average daily net assets (the "Expense Limitation") attributable to Class C shares. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of waiver to be exceeded; and (3) the reimbursement is approved by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. After January 31, 2019, the Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion. See "Management of the Fund."

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Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the “Administrator”) serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the "Transfer Agent" or “DST”) serves as the transfer agent of the Fund. See "Management of the Fund."

Distribution Fees

Class C shares will pay to the Distributor a distribution fee (the “Distribution Fee”) that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares and is payable on a quarterly basis. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. Unlike many closed-end funds, however, the Fund's shares will not be listed on a stock exchange. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund's shares (at least 5%) quarterly, which is discussed in more detail below. The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Share Classes

The Fund offers Class C shares by this prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C shares and Class I shares, each offered by a separate prospectus. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, the investment minimum, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares and all share classes may not be available in every state. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% the Fund's shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder's shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund's quarterly repurchases. See "Quarterly Repurchases of Shares."

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Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund's shares. See "Risk Factors."

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor to allocate effectively the Fund's assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities. As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The market value of bonds and preferred shares tend to decline as interest rates increase. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due. Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond. The price of equity securities into which a convertible security may convert may fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Credit Risk. It is possible that issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer's financial condition changes and this also may negatively impact the Fund’s returns on investment in such securities.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Fixed income securities are also subject to default risk.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund managed the Fund’s assets directly. The performance fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Institutional Investment Funds, like the other “Underlying Funds” in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the Institutional Investment Funds are not entitled to the protections of the 1940 Act. For example, these funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. These characteristics present additional risks for shareholders.

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Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Institutional Investment Fund, Private REIT, Public REIT, or Other Public Investment Vehicle (each, an “Underlying Fund” and together, the “Underlying Funds”) for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain of the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. There currently is no secondary market for the Fund's shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Fund's shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund's investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The judgments of the Advisor or a Sub-Advisor about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s strategy.

Preferred Securities Risk. Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

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Real Estate Industry Concentration Risk. The Fund will concentrate its investments in securities real estate industry issuers, and it may invest in real estate directly. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties. Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties. Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties. Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate development companies in which the Underlying Funds or the Fund may invest are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund's portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance and may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants. The ability of companies in the real estate industry in which the Fund may invest to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Companies in the real estate industry in which the Fund may invest may be highly leveraged and financial covenants may affect their ability to operate effectively.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

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REIT Risk. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code") in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's net asset value.

Underlying Funds Risk. Investments in real estate index funds (“Index Funds”), real estate exchange traded funds (“ETFs”), and Other Public Investment Vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Other Public Investment Vehicles, and also may be higher than other funds that invest directly in securities. Further, Other Public Investment Vehicles are subject to specific risks, depending on the nature of the fund.

Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents. The Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Institutional Investment Funds. Institutional Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the value of the Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the value of the Fund’s investment in Institutional Investment Funds, the Advisor considers, among other things, information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to value accurately the Fund’s shares. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See "U.S. Federal Income Tax Matters."

Dividend Policy

The Fund's distribution policy is to make quarterly distributions to shareholders. The level of distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Unless a shareholder elects otherwise, the shareholder's distributions will be reinvested in additional shares of the same class under the Fund's dividend reinvestment policy. Shareholders who elect not to participate in the Fund's dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See "Dividend Reinvestment Policy."

Custodian

UMB Bank, N.A. (“UMB Bank”) serves as custodian for the Fund. See "Management of the Fund."

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class C
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charges (as a percent of original purchase price)	1.00%[1]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses
Shareholder Servicing Fee	0.25%
Distribution Fee	0.75%[4]
Remaining Other Expenses	0.29%
Interest Payments on Borrowed Funds [2]	0.33%
Total Annual Expenses	3.12%
Fee Waiver and Reimbursement [3]	(0.09)%
Total Annual Expenses (after fee waiver and reimbursement) [3]	3.03%

1.	Class C shareholders who tender for repurchase Class C shares that were purchased in amounts of $1,000,000 or more that have been held less than one year (365 days) from the purchase date will be subject to an early withdrawal charge of 1.00% of the original purchase price.

2.	Interest Payments on Borrowed Funds may vary among Share Classes due to timing of Share Class commencement of operations.

3.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that they exceed 2.70% per annum of the Fund's average daily net assets attributable to Class C shares (the “Expense Limitation”). The Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from of the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees. See "Management of the Fund."

4.	Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class C shares and is payable on a quarterly basis. See “Plan of Distribution.”

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page 21 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class C Shares	$31	$95	$163	$342

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Transfer Agent, currently $10. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

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FINANCIAL HIGHLIGHTS

Class C Shares

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	September 30, 2017	September 30, 2016	September 30, 2015	September 30, 2014*
Net Asset Value, Beginning of Period	$28.61	$28.38	$27.89	$27.75
Increase From Operations:
Net investment income (loss) (a)	0.01	(0.01)	0.16	(0.19)
Net gain from investments (both realized and unrealized)	1.52	1.75	1.82	1.07
Total from operations	1.53	1.74	1.98	0.88
Less Distributions:
From net investment income	—	—	(0.09)	—
From net realized gains on investments	(0.37)	(0.16)	(0.29)	—
From return of capital	(1.14)	(1.35)	(1.11)	(0.74)
Total Distributions	(1.51)	(1.51)	(1.49)	(0.74)
Net Asset Value, End of Period	$28.63	$28.61	$28.38	$27.89
Total Return (b)(h)	5.50%	6.28%	7.28%	3.20	%(e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$232,200	$153,859	$37,920	$6,505
Ratio to average net assets (f):
Expenses, Gross (c)	3.13%	2.95%	3.04%	3.36	%(d)
Expenses, Net of Reimbursement	2.97%	2.56%	2.55%	2.61	%(d)
Ratio to average net assets (excluding interest expense) (f):
Expenses, Gross (c)	2.79%	2.95%	3.02%	3.34	%(d)
Expenses, Net of Reimbursement	2.63%	2.56%	2.54%	2.59	%(d)
Net investment Income (loss), Net of Reimbursement (f)(g)	0.05%	(0.04)%	0.55%	(1.36	)%(d)
Portfolio turnover rate	16%	18%	35%	12	%(e)

*	Class C commenced operations April 1, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.
(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(d)	Annualized.
(e)	Not annualized.
(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

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THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on May 25, 2012. The Fund's principal office is located at 1290 Broadway, Suite 1100, Denver, CO 80203, and its telephone number is 1-844-819-8287.

USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund's investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund's investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund's assets would earn interest income at a modest rate.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds." The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading "Investment Objective and Policies."

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy through a strategic combination of global ‘best in class’ Institutional Investment Funds and publicly traded real estate securities. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as "hedge funds", i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

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The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged Deutsche/RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). Deutsche/RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to the other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Institutional Investment Funds in which the Fund invests may invest in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange or the National Association of Securities Dealers Automated Quotation System, and invest directly in real estate, typically through either properties or mortgages. Public REITs are typically much larger and financially more stable than Private REITs and, as such, are typically less risky than Private REITs.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds ("ETFs"). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund's investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Investment Strategy, and Criteria Used by the Adviser and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

•	attractive risk-adjusted returns;

•	with low to moderate volatility;

•	low correlation to the broader markets; and

•	an emphasis on income generation.

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The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected income from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund's portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board of Trustees. No assurance can be given that any or all investment strategies, or the Fund's investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to December 31, 2017, over 2,440 formal manager meetings were held and over 1,780 Research Reports were produced globally. As of December 31, 2017, GIMD™ contained information on nearly 6,500 investment managers and over 32,400 investment strategies across more than 250 countries.

Mercer, together with its global investment management affiliates, have over 1,040 clients globally

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investment Management, Inc. (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

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The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

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The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

•	Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

•	Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

•	Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund's principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund's cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund's Portfolio Managers are subjective.

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The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See "Tax Status" in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund's investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund's distributions will be designated as qualified dividend income. See "U.S. Federal Income Tax Matters."

Investment Strategy and Criteria Used by Deutsche/RREEF in Selecting Public Real Estate Securities

The Advisor with Deutsche/RREEF has developed a customized investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to Deutsche/RREEF’s assessment of intrinsic value. Deutsche/RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. Deutsche/RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. Deutsche/RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence Deutsche/RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, Deutsche/RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by Deutsche/RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio.

RISK FACTORS

An investment in the Fund's shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or Deutsche/RREEF to allocate effectively the Fund's assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objectives or delivering positive returns.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds." These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund's share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

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Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

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Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund's losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. The Fund is a closed-end investment company structured as an "interval fund" and is designed for long-term investors. Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund's quarterly repurchase offers for no less than 5% of the Fund's shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund's investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor's or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

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Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund's shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

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Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund's portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund's investment performance.

Dependence on Tenants. The value of the Fund's portfolio companies' properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants' ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution's control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution's ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution's funds, and can fluctuate significantly when interest rates change.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

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This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund's investment opportunities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund's yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See "U.S. Federal Income Tax Matters." The Fund's investments in REITs may include an additional risk to shareholders. Some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder's basis in the Fund's shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund's portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund's net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets may increase the Fund's expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund's performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

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Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Institutional Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund's overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund's investment advisor. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management" in the Statement of Additional Information.

Investment Advisor

Bluerock Fund Advisors, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund's investment advisor. The Advisor is registered with the SEC as an investment advisor under the Advisers Act. The Advisor is a Delaware limited liability company formed on May 11, 2012.

Under the general supervision of the Fund's Board of Trustees, and pursuant to the terms of an Investment Management Agreement with the Fund, the Advisor will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged. In addition, the Advisor will supervise and provide oversight of the Fund's service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Investment Management Agreement, a monthly management fee computed at the annual rate of 1.50% of the daily net assets of the Fund. The Advisor may employ research services and service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that they exceed 2.70% per annum of the Fund's average daily net assets attributable to Class C (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, acquired fund fees and expenses are calculated in accordance with Form N-2. In consideration of the Advisor’s agreement to limit the Fund's expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the end of the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2019, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund's Board of Trustees on 60 days written notice to the Advisor. After January 31, 2019, the Expense Limitation Agreement may be renewed at the Advisor’s and Board's discretion.

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A discussion regarding the basis for the Board of Trustees' approval of each of the Fund's Investment Management Agreement with the Adviser and Sub-Advisory Agreement with Mercer is available in the Fund's March 31, 2017 semi-annual report to shareholders, and the basis for the Board of Trustees’ approval of the Fund’s Sub-Advisory Agreement with Deutsche/RREEF is available in the Fund’s March 31, 2016 semi-annual report to shareholders.

Affiliated Brokerage

Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor, may receive commissions on the sale of Fund shares.

Advisor’s Investment Committee

The Advisor has established an Investment Committee comprised of four persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Advisor; approval of Institutional Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Institutional Investment Funds, Other Public Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Advisor’s Portfolio Managers (see below).

The members of the Committee, and their professional background and experience, are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as a member of the Investment Committee and as Chairman of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Kamfar is the founder of and serves as the Chairman and Chief Executive Officer of Bluerock Real Estate, LLC (“BRRE”), since its founding in October 2002, and serves as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009 and as Chairman of Bluerock Asset Management, LLC since 2018. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has 29 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee and as Chief Investment Officer of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Babb serves as the Senior Managing Director and Chief Investment Officer of BRRE, which he joined in 2007. Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group (“Starwood”), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since the inception of the Advisor in 2012. Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience working with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, and at Smith Barney Inc. and at JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

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Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since January 2018. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates. Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

Advisor Portfolio Managers

Subject to the Committee’s oversight, Jordan B. Ruddy, a member of the Committee, and Adam Lotterman serve as the Fund’s Portfolio Managers and oversee the day to day investment operations of the Fund. Each has served as a Portfolio Manager to the Fund since October 2013.

Jordan B. Ruddy -- Mr. Ruddy’s biographical information is presented above.

Adam Lotterman -- Mr. Lotterman is a co-founder of the Advisor and has been a key member of the Fund’s investment decision-making team since its inception in 2012. Mr. Lotterman serves as the Fund’s Portfolio Manager and Lead Economist of the Advisor, positions he has held since 2013, having previously held the roles of Associate Portfolio Manager and Associate Economist from inception in 2012 until 2013. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., a registered advisor under the Advisers Act, to act as an investment sub-advisor. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017, and over $10.12 trillion in assets under advisement as of June 30, 2017.

Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Investment Sub-Advisor - Deutsche/RREEF

The Advisor has engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C., a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017). Deutsche/RREEF’s Real Estate business in the U.S. dates back to the formation of RREEF, a partnership founded in San Francisco in 1975. Deutsche Asset Management acquired RREEF in 2002 to complement the existing real estate asset management operations. Presently, Deutsche’s /RREEF’s Real Asset business has $90.7 billion in assets under management (as of September 30, 2017). Of that total, approximately $50 billion of AUM was invested in real estate globally, with approximately $9.0 billion invested in real estate securities, making Deutsche/RREEF one of the largest real estate securities managers in the world.

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Deutsche/RREEF Portfolio Managers

Subject to the Advisor’s oversight, David W. Zonavetch, Bob Thomas, and John W. Vojticek serve as the Fund’s Deutsche/RREEF Portfolio Managers and oversee a portion of investment portfolio of the Fund. Mr. Zonavetch and Mr. Vojticek have served as a Portfolio Managers to the Fund since May 2016. Mr. Thomas has served as a Portfolio Manager to the Fund since January 2018.

David W. Zonavetch – Mr. Zonavetch has served as a Director and Co-Lead Portfolio Manager for Deutsche/RREEF since September 2013 and as Co-Lead Portfolio Manager - Real Estate Securities since February 2012. Previously, he served as Vice President and Portfolio Manager from February 2007 to February 2012. From February 2007 to February 2012, Mr. Zonavetch was a Vice President and Securities Analyst at RREEF Real Estate. He has nine years of experience in accounting and finance. From 1998 to 2001, Mr. Zonavetch served as a Senior Accountant in Corporate Finance of RREEF Real Estate, and from 2001 to 2003, he served as Securities Accounting Coordinator with RREEF Real Estate’s Securities Group, covering the office and self- storage sectors. From 1995 until joining RREEF Real Estate in 1998, Mr. Zonavetch worked as an analyst for Cendant Mobility Services Corp., a corporate employee relocation company. Mr. Zonavetch holds a B.S. in Finance from the University of Illinois at Urbana-Champaign and is a certified public accountant.

Bob Thomas – Mr. Thomas has served as a Managing Director and Co-Head of Americas Real Estate Securities, Alternatives for Deutsche/RREEF since 2017. He has 15 years of industry experience serving as lead portfolio manager of North America for global listed property funds at Henderson Global Investors from 2015 to 2016, he was co-lead portfolio manager of North America for global listed property funds at AMP Capital from 2012 to 2015, and as an analyst at Nuveen Asset Management from 2011 to 2012, at BNP Paribas Asset Management from 2005 to 2011 and at Security Capital Research & Management from 20014 to 2005. Mr. Thomas started his career as an investment banking analyst in the Real Estate group at KeyBanc Capital Markets in 2002. Mr. Thomas holds a B.A. in Economics from Duke University and an MBA in Finance, Management & Strategy from Kellogg School of Management, Northwestern University.

John W. Vojticek – Mr. Vojticek has served as a Managing Director and Chief Investment Officer of Real Estate & Infrastructure Securities and Global Portfolio Manager for Deutsche/RREEF since July 2011 and was Co-Head of Americas Real Estate Securities from 2006 to July 2011. Mr. Vojticek was responsible for launching the firm’s first listed infrastructure securities strategy in June 2008 and served as Head of the Listed Infrastructure Securities business from June 2008 until his appointment as Chief Information Officer in July 2011. Mr. Vojticek is an associate member of the National Association of Real Estate Investment Trusts. Mr. Vojticek holds a B.S. in Business Administration from the University of Southern California.

The Statement of Additional Information provides additional information about each Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting services. DST Systems, Inc., located at PO Box 219445 Kansas City, MO 64121-9445, serves as the Fund’s Transfer Agent and for such services the Fund pays the Transfer Agent separate fees.

Custodian

UMB Bank, N.A (“UMB Bank” or the “Custodian”), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund's portfolio. Under a Custody Agreement, UMB Bank holds the Fund's assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Investment Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

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The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting services), including compensation of and office space for its officers and employees employed in providing these services to the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund's officers and Trustees, (viii) errors and omissions insurance for the Fund's officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund's quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

Class C shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class.

The Board has authorized the Advisor and Deutsche/RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of January 5, 2018, no shareholder of record owned more than 25% of the voting securities of the Fund. The Fund’s principal shareholders are listed in the chart below. No shareholder owned more than 5% of Class C shares as of January 5, 2018.

Class A Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	739,148.62	6.91%

Class I Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	1,328,489.54	13.12%

Class L Shares
Name and Address	Shares Owned	Percentage of Class
GEMINI FUND SERVICES FBO/LPL AIP INVESTORS 17605 WRIGHT STREET OMAHA, NE 68130	160,494.38	32.82%

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DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class C share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations as of the last quoted sales price on the security’s primary exchange. If market quotations are not readily available ,as in the case of Institutional Investment Funds investing in private real estate, securities are valued at fair value as determined by the Board of Trustees; or with respect to securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign), as described below. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Like all investments that are valued at fair value, the Institutional Investment Funds will be difficult to value. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor, using information including that provided by a Sub-Advisor, may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund's Portfolio Managers. The Advisor may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Institutional Investment Funds could be available on no more than a quarterly basis. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

The Advisor, with the assistance of other parties, will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund's valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund's net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund's portfolio. The Fund's net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

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CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars", if any). The Advisor has adopted policies and procedures and has structured its Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase, at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the "Repurchase Request Deadline"). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a "Repurchase Pricing Date").

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the "Repurchase Request Deadline," which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the "Repurchase Offer Amount") for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification ("Shareholder Notification"). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the "Repurchase Payment Deadline"). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

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Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

Early Withdrawal Charge

Selling brokers, or other financial intermediaries that have entered into distribution agreements with the Distributor may receive a commission of up to 1.00% of the purchase price of Class C shares.

Class C shareholders who tender for repurchase of such shareholder’s Class C Shares such that they will have been held less than 365 days after purchase, as of the time of repurchase, will be subject to an early withdrawal charge of 1.00% of the original purchase price. The Distributor may waive the imposition of the early withdrawal charge in the following situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the early withdrawal charge will be waived at any time in the future or that such early withdrawal charge will be waived for any other shareholder.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder's address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that either a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline and/or a line of credit is available to satisfy the Repurchase Offer Amount. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund's assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

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Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund's portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund's expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund's net asset value.

Repurchase of the Fund's shares will tend to reduce the amount of outstanding shares and, depending upon the Fund's investment performance, its net assets. A reduction in the Fund's net assets would increase the Fund's expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund's quarterly repurchase offers are a shareholder's only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of quarterly distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the Investment Company Act of 1940, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

The dividend rate may be modified by the Board from time to time. If, for any quarterly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund's assets. The Fund's final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund's current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

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Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See "Dividend Reinvestment Policy."

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund's shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by DST. Pursuant to the policy, the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Transfer Agent in writing at Total Income+ Real Estate Fund, c/o DST Systems PO Box 219445, Kansas City, MO 64121-9445. Such written notice must be received by the Transfer Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Transfer Agent, on the shareholder's behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund's net asset value per share.

The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Transfer Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "U.S. Federal Income Tax Matters."

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The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Transfer Agent at Total Income+ Real Estate Fund, c/o DST Systems PO Box 219445, Kansas City, MO 64121-9445. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund's operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund's investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund's taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

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DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on May 25, 2012. The Trustees are authorized to issue an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four different classes of shares: Class A, Class C, Class I, and Class L shares. Class A, Class I and Class L shares are offered by a different prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. The details of each share class are set forth in “Plan of Distribution”.

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 5, 2018, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	10,718,467.50 shares NAV $29.40 per share
Class C	Unlimited*	8,429,025.17 shares NAV $28.60 per share
Class I	Unlimited*	10,147,103.38 shares NAV $29.74 per share
Class L	Unlimited*	494,213.266 shares NAV $29.35 per share

*	The Fund has registered for sale an aggregate of up to $1.65 billion of its shares in this offering.

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. The Fund currently intends to make dividend distributions to its shareholders no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See "Dividend Reinvestment Policy." The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund's Transfer Agent, a share certificate may be issued at the Fund's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. The Fund's Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund's Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares. The Fund offers Class A, Class I and Class L shares by a different prospectus. Class A, Class I and Class L shares are subject to different investment minimums, sales charges (Class A shares),and shareholder servicing fees (Class A shares and Class L shares). Class I shares are subject to higher investment minimums, but are not subject to sales charges, distribution or shareholders servicing fees.

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ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund's asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the "Distributor"), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Fund's principal underwriter and acts as the distributor of the Fund's shares on a best efforts basis, subject to various conditions. The Fund's shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund's shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $1.65 billion of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund's shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. The Class C shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.75% of the Fund’s average daily net assets attributable to Class C shares and is payable on a quarterly basis.

The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers. BCM may receive a portion of the sales load from the sale of Fund shares for its services provided under the wholesaling agreement.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the "Additional Compensation"). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker's or dealer's registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker's or dealer's registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to intermediaries and other financial industry professionals for providing ongoing services in respect of shareholders of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's Transfer Agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund has agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

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Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST, the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, "Financial Intermediaries"). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary's name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor's account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund's NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Total Income+ Real Estate Fund to:

Total Income+ Real Estate Fund
c/o DST Systems, Inc.
P.O. Box 219445

Kansas City, MO 64121-9445

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier's checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor's bank to send the wire. An investor's bank must include both the name of the Fund, the account number, and the investor's name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Total Income+ Real Estate Fund
(shareholder registration)
(shareholder account number)

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By Wire — Subsequent Investments

Before sending a wire, investors must contact the Transfer Agent to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund's Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent (DST Systems, Inc.) at 1-844-819-8287 for additional assistance when completing an application.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	the amount you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class C Shares

Class C shares are sold at the prevailing NAV per Class C share and are not subject to any upfront sales charge; however, the following are additional features that should be taken into account when purchasing Class C shares:

•	a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts;

•	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class C shares;

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•	a Distribution Fee which will accrue at an annual rate equal to 0.75% of the average daily net assets of the Fund attributable to Class C shares; and

•	an early withdrawal charge equal to 1.00% of the original purchase price of Class C shares repurchased by the Fund for repurchases of Class C shares held less than 365 days following such shareholder’s initial purchase.

Because the Class C shares of the Fund are sold at the prevailing NAV per Class C share without an upfront sales load, the entire amount of your purchase is invested immediately.

Share Conversion

For investors currently owning Class A, Class C , and Class L shares, these shares may be convertible into Class I shares if (i) the broker/dealer or other financial intermediary responsible for the shareholder relationship requests such conversion, (ii) Class I shares are available to the broker dealer or financial intermediary, and (iii) the account would have been eligible to purchase Class I shares. More detailed information on Class I shares and the related investment minimums and other restrictions is available in the Fund’s Class I prospectus.

Shareholder Service Expenses

The Fund has adopted a "Shareholder Services Plan" with respect to its Class C shares under which the Fund may compensate financial industry organizations for providing ongoing shareholder servicing of client accounts with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to its Class C shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class C shares. Because these fees are paid from the Fund’s assets on an ongoing basis they will increase your costs over time and may cost you more than paying other types of sales charges.

Distribution Plan

The Fund, with respect to its Class C shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class C shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.75% of average daily net assets attributable to Class C shares.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine LLP 41 South High Street, Suite 1700, Columbus, Ohio 43215.

REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and audits the Fund's financial statements. BBD, LLP is located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103.

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-222772). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objectives and Policies	1
Repurchases and Transfers of Shares	7
Management of the Fund	12
Codes of Ethics	16
Proxy Voting Policies and Procedures	16
Control Persons and Principal Holders	17
Investment Advisory and Other Services	17
Portfolio Managers	20
Allocation of Brokerage	22
Tax Status	23
Other Information	25
Independent Registered Public Accounting Firm	25
Financial Statements	25
Appendix A	A-1
Appendix B	A-2

38

NOTICE OF PRIVACY POLICY & PRACTICES

Rev. Aug. 2012

PRIVACY NOTICE
FACTS	WHAT DOES THE TOTAL INCOME+ REAL ESTATE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	▪ Social Security number ▪ Assets ▪ Retirement Assets ▪ Transaction History ▪ Checking Account Information	▪ Purchase History ▪ Account Balances ▪ Account Transactions ▪ Wire Transfer Instructions
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Total Income+ Real Estate Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Total Income+ Real Estate Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-844-819-8287

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Who we are
Who is providing this notice?	Total Income+ Real Estate Fund
What we do
How does Total Income+ Real Estate Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Total Income+ Real Estate Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Total Income+ Real Estate Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Total Income+ Real Estate Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Total Income+ Real Estate Fund doesn’t jointly market.

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TOTAL INCOME+ REAL ESTATE FUND

Class C Shares (TIPPX) of Beneficial Interest

PROSPECTUS

January 31, 2018,

supplemented June 4, 2018

Investment Advisor

Bluerock Fund Advisor, LLC

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund's Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

The Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is intended to concisely provide you, a prospective investor, with information about the Fund that you should know before investing in the shares of the Fund that are being offered through this prospectus. You are advised to thoroughly and carefully read this prospectus and retain it for future reference. Additional information about the Fund is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, including the Fund’s Statement of Additional Information dated January 31, 2018, supplemented June 4. 2018 (the “SAI”). The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page 37 of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund at c/o DST Systems, PO Box 219445, Kansas City, MO 64121-9445 (the “Transfer Agent” or “DST”), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

Investment Objectives. The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of what the Fund’s advisor believes are global ‘best in class’ institutional private real estate funds and public real estate securities.

The Advisor. The Fund’s investment advisor is Bluerock Fund Advisor, LLC (the “Advisor”), a registered advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor has engaged Mercer Investment Management, Inc. (“Mercer” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide ongoing research, opinions and recommendations of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund. Mercer, together with its affiliated investment businesses, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017. The Advisor has also engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C. (“Deutsche/RREEF” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017).

See “The Fund” and “Investment Objectives, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of shares of beneficial interest of the Fund. Class I shares are offered by this prospectus. The Fund offers Class A, Class C and Class L shares by different prospectuses. The Fund has registered 53,438,484.94 shares (20,000,000 in 2012, 12,605,151.61 in 2016 and 20,833,333.33 in 2018), and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc., (the “Distributor”) on a continual basis under the terms of this prospectus, 53,438,484.94 shares of beneficial interest, less shares previously sold, at net asset value (“NAV”) per share. Class I shares are not subject to sales charges. As January 5, 2018, the Fund’s net asset value per share was $29.74 for Class I shares. The minimum initial investment for Class I shares is $1,000,000, while subsequent investments may be made in any amount. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use reasonable efforts to sell the shares. No termination date of the Fund’s continuous offering has been established. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account. See “Plan of Distribution.”

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

Investment Advisor | Bluerock Fund Advisor, LLC The date of this prospectus is January 31, 2018, supplemented June 4, 2018

PROSPECTUS SUMMARY	1
SUMMARY OF FUND EXPENSES	8
FINANCIAL HIGHLIGHTS	9
THE FUND	10
USE OF PROCEEDS	10
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	10
RISK FACTORS	15
MANAGEMENT OF THE FUND	21
DETERMINATION OF NET ASSET VALUE	25
CONFLICTS OF INTEREST	26
QUARTERLY REPURCHASES OF SHARES	27
DISTRIBUTION POLICY	29
DIVIDEND REINVESTMENT POLICY	30
U.S. FEDERAL INCOME TAX MATTERS	31
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES	32
ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST	33
PLAN OF DISTRIBUTION	33
LEGAL MATTERS	36
REPORTS TO SHAREHOLDERS	36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
ADDITIONAL INFORMATION	36
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	37
NOTICE OF PRIVACY POLICY & PRACTICES	38

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth below under the heading “Risk Factors.”

The Fund

Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company. See “The Fund.” The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See “Quarterly Repurchases of Shares,” and “Determination of Net Asset Value.”

Investment Objectives and Policies

The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in “real estate industry securities,” primarily in income producing equity and debt securities. The Fund invests in debt securities of any duration or maturity.

The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate. In certain circumstances or market environments the Fund may reduce its investment in real estate industry securities and hold a larger position in cash or cash equivalents. The Fund will not invest in any issuer that is an affiliate of the Fund, or affiliate of a Fund affiliate (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval. The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objectives and Policies.”

Investment Strategy

The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of global ‘best in class’ institutional private real estate investment funds and public real estate securities.

The term ‘best in class’ refers to Institutional Investment Funds that Bluerock Fund Advisor, LLC (the “Advisor”) has identified as offering above average prospects using information provided by Mercer, using Mercer’s proprietary screening process. Mercer’s screening process applies multiple factors including quantitative and qualitative assessment (as described more fully below) of the management team and track record, and is not generally available to the individual investor through financial filings or published reports. Mercer is one of the leading advisors to endowments, pension funds, sovereign wealth funds, and family offices globally.

The Fund executes a portion of its investment strategy, generally less than 20%, by seeking to invest in publicly traded real estate securities selected by Deutsche/RREEF, an indirect subsidiary of Deutsche Asset Management. Deutsche/RREEF seeks to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value and the public real estate securities may be of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or lower correlation to broader securities markets or a combination of the preceding.

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The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

Many of the Institutional Investment Funds have a large minimum investment size and stringent investor qualification criteria that are intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition, the Fund enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The Advisor also believes that the Fund may be able to provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts that may not otherwise be permitted or available to them.

Investment Advisor

Bluerock Fund Advisor, LLC was formed on was formed on May 11, 2012 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates (“Bluerock”) and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Advisor may, from time to time, engage one or more investment sub-advisors. Any sub-advisor chosen by the Advisor will be paid by the Advisor on only the portion of Fund assets allocated to any such sub-advisor. Shareholders do not pay any sub-advisor directly.

The Advisor has engaged Mercer Investment Management, Inc., a registered investment adviser under the Advisers Act, to provide both ongoing research and opinions of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund as well as recommendations for the selection of investment funds for approval by the Advisor. The Advisor has engaged Deutsche/RREEF, a registered investment adviser under the Advisers Act, to invest a portion of the Fund’s portfolio in publicly traded real estate securities.

Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, acquired fund fees and expenses, brokerage commissions and extraordinary expenses), to the extent that such expenses exceed 1.70% per annum of the Fund’s average daily net assets (the “Expense Limitation”) attributable to Class I shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. After January 31, 2019, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the “Administrator”) serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the "Transfer Agent" or “DST”) serves as the transfer agent of the Fund. See “Management of the Fund.”

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Distribution Fees

Class I Shares are not subject to a Distribution Fee. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below. The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Share Classes

The Fund offers Class I shares by this prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C shares and Class I shares, each offered by a separate prospectus. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, the investment minimum, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares and all share classes may not be available in every state. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund’s shares. See “Risk Factors.”

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

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Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities. As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The market value of bonds and preferred shares tend to decline as interest rates increase. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due. Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond. The price of equity securities into which a convertible security may convert may fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Credit Risk. It is possible that issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes and this also may negatively impact the Fund’s returns on investment in such securities.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Fixed income securities are also subject to default risk.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund managed the Fund’s assets directly. The performance fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Institutional Investment Funds, like the other “Underlying Funds” in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the Institutional Investment Funds are not entitled to the protections of the 1940 Act. For example, these funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. These characteristics present additional risks for shareholders.

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Institutional Investment Fund, Private REIT, Public REIT, or Other Public Investment Vehicle (each, an “Underlying Fund” and together, the “Underlying Funds”) for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain of the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

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Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. There currently is no secondary market for the Fund’s shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The judgments of the Advisor or a Sub-Advisor about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s strategy.

Preferred Securities Risk. Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Real Estate Industry Concentration Risk. The Fund will concentrate its investments in securities real estate industry issuers, and it may invest in real estate directly. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

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Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties. Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties. Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties. Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate development companies in which the Underlying Funds or the Fund may invest are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance and may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants. The ability of companies in the real estate industry in which the Fund may invest to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Companies in the real estate industry in which the Fund may invest may be highly leveraged and financial covenants may affect their ability to operate effectively.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

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REIT Risk. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Underlying Funds Risk. Investments in real estate index funds (“Index Funds”), real estate exchange traded funds (“ETFs”), and Other Public Investment Vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Other Public Investment Vehicles, and also may be higher than other funds that invest directly in securities. Further, Other Public Investment Vehicles are subject to specific risks, depending on the nature of the fund.

Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents. The Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Institutional Investment Funds. Institutional Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the value of the Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the value of the Fund’s investment in Institutional Investment Funds, the Advisor considers, among other things, information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to value accurately the Fund’s shares. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See “U.S. Federal Income Tax Matters.”

Dividend Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Dividend Reinvestment Policy.”

Custodian

UMB Bank, N.A. (“UMB Bank”) serves as custodian for the Fund. See “Management of the Fund.”

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SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class I
Maximum Sales Load (as a percent of offering price)	None
Maximum Early Withdrawal Charges on Shares Repurchased Less Than 365 Days After Purchase (as a percent of original purchase price)	None
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses	0.30%
Interest Payments on Borrowed Funds[1]	0.35%
Total Annual Expenses	2.15%
Fee Waiver and Reimbursement[2]	(0.10)%
Total Annual Expenses (after fee waiver and reimbursement)[2]	2.05%

1.	Interest Payments on Borrowed Funds may vary among Share Classes due to timing of Share Class commencement of operations.

2.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that they exceed 1.70% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). The Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of the waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees. See “Management of the Fund.”

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page 21 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class I Shares	$21	$66	$115	$247

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Transfer Agent, currently $10. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

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FINANCIAL HIGHLIGHTS

Class I Shares

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year	For the Year	For the Year	For the Period
	Ended	Ended	Ended	Ended
	September 30, 2017	September 30, 2016	September 30, 2015	September 30, 2014*
Net Asset Value, Beginning of Period	$29.38	$28.85	$28.03	$27.75
Increase From Operations:
Net investment income (loss) (a)	0.31	0.28	0.45	(0.04)
Net gain from investments (both realized and unrealized)	1.57	1.79	1.88	1.06
Total from operations	1.88	2.07	2.33	1.02
Less Distributions:
From net investment income	—	—	(0.10)	—
From net realized gains on investments	(0.37)	(0.16)	(0.29)	—
From return of capital	(1.19)	(1.38)	(1.12)	(0.74)
Total Distributions	(1.56)	(1.54)	(1.51)	(0.74)
Net Asset Value, End of Period	$29.70	$29.38	$28.85	$28.03
Total Return (b)(h)	6.58%	7.36%	8.51%	3.71	%(e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$257,366	$110,845	$25,274	$3,495
Ratio to average net assets (f):
Expenses, Gross (c)	2.15%	1.96%	2.03%	2.40	%(d)
Expenses, Net of Reimbursement	1.99%	1.56%	1.54%	1.61	%(d)
Ratio to average net assets (excluding interest expense)(f):
Expenses, Gross (c)	1.80%	1.96%	2.02%	2.38	%(d)
Expenses, Net of Reimbursement	1.64%	1.56%	1.53%	1.59	%(d)
Net investment income (loss) , Net of Reimbursement (f)(g)	1.06%	0.96%	1.59%	(0.24	)%(d)
Portfolio turnover rate	16%	18%	35%	12	%(e)

*	Class I commenced operations April 1, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(d)	Annualized.

(e)	Not annualized.

(f)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

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THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on May 25, 2012. The Fund’s principal office is located at 1290 Broadway, Suite 1100, Denver, CO 80203, and its telephone number is 1-844-819-8287.

USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or correlation to broader securities markets or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy through a strategic combination of global ‘best in class’ Institutional Investment Funds and publicly traded real estate securities. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

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The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged Deutsche/RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). Deutsche/RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Institutional Investment Funds in which the Fund invests may invest in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange or the National Association of Securities Dealers Automated Quotation System, and invest directly in real estate, typically through either properties or mortgages. Public REITs are typically much larger and financially more stable than Private REITs and, as such, are typically less risky than Private REITs.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds (“ETFs”). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund’s investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

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Investment Strategy, and Criteria Used by the Advisor and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

•	attractive risk-adjusted returns;

•	with low to moderate volatility;

•	low correlation to the broader markets; and

•	an emphasis on income generation.

The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected income from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund’s portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board of Trustees. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to December 31, 2017, over 2,440 formal manager meetings were held and over 1,780 Research Reports were produced globally. As of December 31, 2017, GIMD™ contained information on nearly 6,500 investment managers and over 32,400 investment strategies across more than 250 countries.

Mercer, together with its global investment management affiliates, have over 1,040 clients globally

- The Advisor has entered into a Sub-Advisory Agreement with Mercer Investment Management, Inc. (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

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The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

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Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

•	Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

•	Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

•	Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s Portfolio Managers are subjective.

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The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Strategy and Criteria Used by Deutsche/RREEF in Selecting Public Real Estate Securities

The Advisor with Deutsche/RREEF has developed a customized investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to Deutsche/RREEF’s assessment of intrinsic value. Deutsche/RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. Deutsche/RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. Deutsche/RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence Deutsche/RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, Deutsche/RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by Deutsche/RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will likely comprise between 5% and 35% of the Fund’s portfolio, but generally less than 20%.

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or Deutsche/RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

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Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

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Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

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Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

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Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

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REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

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Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Institutional Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s investment advisor. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management” in the Statement of Additional Information.

Investment Advisor

Bluerock Fund Advisors, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund’s investment advisor. The Advisor is registered with the SEC as an investment advisor under the Advisers Act. The Advisor is a Delaware limited liability company formed on May 11, 2012.

Under the general supervision of the Fund’s Board of Trustees, and pursuant to the terms of an Investment Management Agreement with the Fund, the Advisor will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged. In addition, the Advisor will supervise and provide oversight of the Fund’s service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Investment Management Agreement, a monthly management fee computed at the annual rate of 1.50% of the daily net assets of the Fund. The Advisor may employ research services and service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that they exceed 1.70% per annum of the Fund’s average daily net assets attributable to Class I shares (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, acquired fund fees and expenses are calculated in accordance with Form N-2. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at time of the waiver be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2019, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Board on 60 days written notice to the Advisor. After January 31, 2019, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion.

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A discussion regarding the basis for the Board of Trustees’ approval of each of the Fund’s Investment Management Agreement with the Adviser and Sub-Advisory Agreement with Mercer is available in the Fund’s March 31, 2017 semi-annual report to shareholders, and the basis for the Board of Trustees’ approval of the Fund’s Sub-Advisory Agreement with Deutsche/RREEF is available in the Fund’s March 31, 2016 semi-annual report to shareholders.

Affiliated Brokerage

Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor, may receive commissions on the sale of Fund shares.

Advisor’s Investment Committee

The Advisor has established an Investment Committee comprised of four persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Advisor; approval of Institutional Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Institutional Investment Funds, Other Public Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Advisor’s Portfolio Managers (see below).

The members of the Committee, and their professional background and experience, are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as a member of the Investment Committee and as Chairman of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Kamfar is the founder of and serves as the Chairman and Chief Executive Officer of Bluerock Real Estate, LLC (“BRRE”), since its founding in October 2002, and serves as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009 and as Chairman of Bluerock Asset Management, LLC since 2018. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has 29 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee and as Chief Investment Officer of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Babb serves as the Senior Managing Director and Chief Investment Officer of BRRE, which he joined in 2007. Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group (“Starwood”), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since the inception of the Advisor in 2012. He is also Director of Bluerock Asset Management, LLC since its inception in 2018. Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience working with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, and at Smith Barney Inc. and at JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since January 2018. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates. Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

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Advisor Portfolio Managers

Subject to the Committee’s oversight, Jordan B. Ruddy, who is a member of the Committee, and Adam Lotterman serve as the Fund’s Portfolio Managers and oversee the day to day investment operations of the Fund. Each has served as a Portfolio Manager to the Fund since October 2013.

Jordan B. Ruddy -- Mr. Ruddy’s biographical information is presented above.

Adam Lotterman -- Mr. Lotterman is a co-founder of the Advisor and has been a key member of the Fund’s investment decision-making team since its inception in 2012. Mr. Lotterman serves as the Fund’s Portfolio Manager and Lead Economist of the Advisor, positions he has held since 2013, having previously held the roles of Associate Portfolio Manager and Associate Economist from inception in 2012 until 2013. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., a registered advisor under the Advisers Act, to act as an investment sub-advisor. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017, and over $10.2 trillion in assets under advisement as of June 30, 2017.

Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Investment Sub-Advisor - Deutsche/RREEF

The Advisor has engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C., a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017). Deutsche/RREEF’s Real Estate business in the U.S. dates back to the formation of RREEF, a partnership founded in San Francisco in 1975. Deutsche Asset Management acquired RREEF in 2002 to complement the existing real estate asset management operations. Presently, Deutsche’s /RREEF’s Real Asset business has $90.7 billion in assets under management (as of September 30, 2017). Of that total, approximately $50 billion of AUM was invested in real estate globally, with approximately $9.0 billion invested in real estate securities, making Deutsche/RREEF one of the largest real estate securities managers in the world.

Deutsche/RREEF Portfolio Managers

Subject to the Advisor’s oversight, David W. Zonavetch, Bob Thomas and John W. Vojticek serve as the Fund’s Deutsche/RREEF Portfolio Managers and oversee a portion of investment portfolio of the Fund. Mr. Zonavetch and Mr. Vojticek have served as a Portfolio Managers to the Fund since May 2016. Mr. Thomas has served as a Portfolio Manager to the Fund since January 2018.

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David W. Zonavetch – Mr. Zonavetch has served as a Director and Co-Lead Portfolio Manager for Deutsche/RREEF since September 2013 and as Co-Lead Portfolio Manager - Real Estate Securities since February 2012. Previously, he served as Vice President and Portfolio Manager from February 2007 to February 2012. From February 2007 to February 2012, Mr. Zonavetch was a Vice President and Securities Analyst at RREEF Real Estate. He has nine years of experience in accounting and finance. From 1998 to 2001, Mr. Zonavetch served as a Senior Accountant in Corporate Finance of RREEF Real Estate, and from 2001 to 2003, he served as Securities Accounting Coordinator with RREEF Real Estate’s Securities Group, covering the office and self- storage sectors. From 1995 until joining RREEF Real Estate in 1998, Mr. Zonavetch worked as an analyst for Cendant Mobility Services Corp., a corporate employee relocation company. Mr. Zonavetch holds a B.S. in Finance from the University of Illinois at Urbana-Champaign and is a certified public accountant.

Bob Thomas – Mr. Thomas has served as a Managing Director and Co-Head of Americas Real Estate Securities, Alternatives for Deutsche/RREEF since 2017. He has 15 years of industry experience serving as lead portfolio manager of North America for global listed property funds at Henderson Global Investors from 2015 to 2016, he was co-lead portfolio manager of North America for global listed property funds at AMP Capital from 2012 to 2015, and as an analyst at Nuveen Asset Management from 2011 to 2012, at BNP Paribas Asset Management from 2005 to 2011 and at Security Capital Research & Management from 20014 to 2005. Mr. Thomas started his career as an investment banking analyst in the Real Estate group at KeyBanc Capital Markets in 2002. Mr. Thomas holds a B.A. in Economics from Duke University and an MBA in Finance, Management & Strategy from Kellogg School of Management, Northwestern University.

John W. Vojticek – Mr. Vojticek has served as a Managing Director and Chief Investment Officer of Real Estate & Infrastructure Securities and Global Portfolio Manager for Deutsche/RREEF since July 2011 and was Co-Head of Americas Real Estate Securities from 2006 to July 2011. Mr. Vojticek was responsible for launching the firm’s first listed infrastructure securities strategy in June 2008 and served as Head of the Listed Infrastructure Securities business from June 2008 until his appointment as Chief Information Officer in July 2011. Mr. Vojticek is an associate member of the National Association of Real Estate Investment Trusts. Mr. Vojticek holds a B.S. in Business Administration from the University of Southern California.

The Statement of Additional Information provides additional information about each Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting services. DST Systems, Inc., located at PO Box 219445, Kansas City, MO 64121-9445, serves as the Fund’s Transfer Agent and for such services the Fund pays the Transfer Agent separate fees.

Custodian

UMB Bank, N.A (“UMB Bank” or the “Custodian”), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund’s portfolio. Under a Custody Agreement, UMB Bank holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Investment Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting services), including compensation of and office space for its officers and employees employed in providing these services to the Fund.

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The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

The Board has authorized the Advisor and Deutsche/RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of January 5, 2018, no shareholder of record owned more than 25% of the voting securities of the Fund. The Fund’s principal shareholders are listed in the chart below. No shareholder owned more than 5% of Class C as of January 5, 2018.

Class A Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	739,148.62	6.91%

Class I Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	1,328,489.54	13.12%

Class L Shares
Name and Address	Shares Owned	Percentage of Class
GEMINI FUND SERVICES FBO/LPL AIP INVESTORS 17605 WRIGHT STREET OMAHA, NE 68130	160,494.38	32.82%

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class I share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations as of the last quoted sales price on the security’s primary exchange. If market quotations are not readily available, as in the case of Institutional Investment Funds investing in private real estate, securities are valued at fair value as determined by the Board of Trustees; or with respect to securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign), as described below. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Like all investments that are valued at fair value, the Institutional Investment Funds will be difficult to value. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor, using information including that provided by a Sub-Advisor, may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund’s Portfolio Managers. The Advisor may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Institutional Investment Funds could be available on no more than a quarterly basis. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

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The Advisor, with the assistance of other parties, will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”, if any). The Advisor has adopted policies and procedures and has structured its Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

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QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

Early Withdrawal Charge

Class I shares are not subject to an early withdrawal charge.

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Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline and/or a line of credit to satisfy the Repurchase Offer Amount. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

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The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of quarterly distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the Investment Company Act of 1940, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

The dividend rate may be modified by the Board from time to time. If, for any quarterly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

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DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by DST. Pursuant to the policy, the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Transfer Agent in writing at Total Income+ Real Estate Fund, c/o DST Systems, PO Box 219445, Kansas City, MO 64121-9445. Such written notice must be received by the Transfer Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Transfer Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Transfer Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Transfer Agent at Total Income+ Real Estate Fund, c/o DST, PO Box 219445, Kansas City, MO 64121-9445. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

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U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

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DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on May 25, 2012. The Trustees are authorized to issue an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four different classes of shares: Class A, Class C, Class I, and Class L shares. Class A, Class C and Class L shares are offered by a different prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. The details of each share class are set forth in “Plan of Distribution”.

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 5, 2018, of which none were owned by the Fund.

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	10,718,467.50 shares NAV $29.40 per share
Class C	Unlimited*	8,429,025.17 shares NAV $28.60 per share
Class I	Unlimited*	10,147,103.38 shares NAV $29.74 per share
Class L	Unlimited*	494,213.266 shares NAV $29.35 per share

*	The Fund has registered for sale an aggregate of up to $1.65 billion of its shares in this offering.

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. The Fund currently intends to make dividend distributions to its shareholders no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund’s Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Classes of Shares. The Fund offers Class A, Class C and Class L shares by a different prospectus. Class A, Class C and Class L shares each have different investment minimums, and are subject to sales charges (Class A shares) and distribution and/or shareholder servicing fees (Class C shares and Class L shares).

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ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $1.65 billion of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. Class I Shares are not currently subject to a Distribution Fee.

The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers. BCM may receive a portion of the sales load from the sale of Fund shares for its services provided under the wholesaling agreement.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the “Additional Compensation”). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker’s or dealer’s registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker’s or dealer’s registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to intermediaries and other financial industry professionals for providing ongoing services in respect of shareholders of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s Transfer Agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund has agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

33

Purchasing Shares

Investors may purchase shares directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST, the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Total Income+ Real Estate Fund to:

Total Income+ Real Estate Fund
c/o DST Systems, Inc. P.O. Box 219445

Kansas City, MO 64121-9445

All checks must be in US Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the Transfer Agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Total Income+ Real Estate Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact the Transfer Agent to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

34

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $10,000 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund’s Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent (DST Systems, Inc.) at 1-844-819-8287 for additional assistance when completing an application.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	the amount you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class I Shares

Class I shares will be sold at the prevailing NAV per Class I share and are not subject to any upfront sales charge. The Class I shares are not subject to a Distribution Fee, shareholder servicing fees, or early withdrawal charges. Class I shares may only be available through certain financial intermediaries. Because the Class I shares of the Fund are sold at the prevailing NAV per Class I share without an upfront sales charge, the entire amount of your purchase is invested immediately. However, for all accounts, Class I shares require a minimum investment of $1,000,000, while subsequent investments may be made with any amount. Under certain limited circumstances, the Fund, in its sole discretion, may waive the minimum investment amount.

Shareholder Service Expenses

Class I shares are not subject to shareholder servicing expenses.

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Distribution Plan

Class I shares are not subject to a Distribution Fee.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215.

REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and audits the Fund’s financial statements. BBD, LLP is located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103.

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-222772). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

36

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objectives and Policies	1
Repurchases and Transfers of Shares	7
Management of the Fund	12
Codes of Ethics	16
Proxy Voting Policies and Procedures	16
Control Persons and Principal Holders	17
Investment Advisory and Other Services	17
Portfolio Managers	20
Allocation of Brokerage	22
Tax Status	23
Other Information	25
Independent Registered Public Accounting Firm	25
Financial Statements	25
Appendix A	A-1
Appendix B	A-2

37

NOTICE OF PRIVACY POLICY & PRACTICES

Rev. Aug. 2012

PRIVACY NOTICE
FACTS	WHAT DOES THE TOTAL INCOME+ REAL ESTATE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	▪ Social Security number ▪ Assets ▪ Retirement Assets ▪ Transaction History ▪ Checking Account Information	▪ Purchase History ▪ Account Balances ▪ Account Transactions ▪ Wire Transfer Instructions
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Total Income+ Real Estate Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Total Income+ Real Estate Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-844-819-8287

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Who we are
Who is providing this notice?	Total Income+ Real Estate Fund
What we do
How does Total Income+ Real Estate Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Total Income+ Real Estate Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Total Income+ Real Estate Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Total Income+ Real Estate Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Total Income+ Real Estate Fund doesn’t jointly market.

39

TOTAL INCOME+ REAL ESTATE FUND

Class I Shares (TIPWX) of Beneficial Interest

PROSPECTUS

January 31, 2018,

supplemented June 4, 2018

Investment Advisor

Bluerock Fund Advisor, LLC

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

The Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus is intended to concisely provide you, a prospective investor, with information about the Fund that you should know before investing in the shares of the Fund that are being offered through this prospectus. You are advised to thoroughly and carefully read this prospectus and retain it for future reference. Additional information about the Fund is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, including the Fund’s Statement of Additional Information dated January 31, 2018, supplemented June 4, 2018 (the “SAI”). The address of the SEC’s website is provided solely for the information of prospective shareholders and is not intended to be an active link. The table of contents of the SAI appears on page 39 of this prospectus. The SAI is incorporated by reference into this prospectus (legally made a part of this prospectus). The SAI, Fund annual and semi-annual reports and other information and shareholder inquiries regarding the Fund are available free of charge and may be requested by writing the Fund at c/o DST Systems, PO Box 219445, Kansas City, MO 64121-9445 (the “Transfer Agent” or “DST”), by calling the Transfer Agent toll-free at 1-844-819-8287, or by visiting the Fund’s website at http://www.bluerockfunds.com.

Investment Objectives. The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

Summary of Investment Strategy. The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of what the Fund’s advisor believes are global ‘best in class’ institutional private real estate funds and public real estate securities.

The Advisor. The Fund’s investment advisor is Bluerock Fund Advisor, LLC (the “Advisor”), a registered advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor has engaged Mercer Investment Management, Inc. (“Mercer” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide ongoing research, opinions and recommendations of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund. Mercer, together with its affiliated investment business, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017 and over $10.2 trillion in assets under advisement as of June 30, 2017. The Advisor has also engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C. (“Deutsche/RREEF” or a “Sub-Advisor”), a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017).

See “The Fund” and “Investment Objectives, Strategies and Investment Features.”

Securities Offered. The Fund engages in a continuous offering of classes of shares of beneficial interest of the Fund. Class L shares are offered by this prospectus. The Fund offers Class A, Class C and Class I shares by different prospectuses. The Fund has registered 53,438,484.94 shares (20,000,000 in 2012, 12,605,151.61 in 2016 and 20,833,333.33 in 2018), and is authorized as a Delaware statutory trust to issue an unlimited number of shares. The Fund is offering to sell, through its principal underwriter, ALPS Distributors, Inc., (the “Distributor”) on a continual basis under the terms of this prospectus, 53,438,484.94 shares of beneficial interest, less shares previously sold, at net asset value (“NAV”) per share of the relevant share class, plus any applicable sales load. As of January 5, 2018, the Fund’s net asset value per share was $29.35 for Class L shares. The maximum sales load is 4.25% of the amount invested for Class L shares. The minimum initial investment by a shareholder for Class L shares is $2,500 for regular accounts and $1,000 for retirement plan accounts. Subsequent investments may be made with at least $100 for regular accounts and $50 for retirement plan accounts. The Fund anticipates offering its Class L shares through certain financial service intermediary platforms. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares, but will use reasonable efforts to sell the shares. No termination date of the Fund’s continuous offering has been established. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Fund’s shares have no history of public trading, nor is it intended that they will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s shares, liquidity for the Fund’s shares will be provided only through quarterly repurchase offers for no less than 5% of the Fund’s shares and there is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer. Investing in the Fund’s shares involves substantial risks, including the risks set forth in the “Risk Factors” section of this prospectus.

Investment Advisor | Bluerock Fund Advisor, LLC The date of this prospectus is January 31, 2018, supplemented June 4, 2018

PROSPECTUS SUMMARY	1
SUMMARY OF FUND EXPENSES	8
FINANCIAL HIGHLIGHTS	9
THE FUND	10
USE OF PROCEEDS	10
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	10
RISK FACTORS	15
MANAGEMENT OF THE FUND	21
DETERMINATION OF NET ASSET VALUE	26
CONFLICTS OF INTEREST	27
QUARTERLY REPURCHASE OF SHARES	27
DISTRIBUTION POLICY	29
DIVIDEND REINVESTMENT POLICY	30
U.S. FEDERAL INCOME TAX MATTERS	31
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES	32
ANTI-TAKEOVER PROVISIONS IN DECLARATION OF TRUST	33
PLAN OF DISTRIBUTION	33
LEGAL MATTERS	38
REPORTS TO SHAREHOLDERS	38
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	38
ADDITIONAL INFORMATION	38
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	39
NOTICE OF PRIVACY POLICY & PRACTICES	40

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the Statement of Additional Information, particularly the information set forth below under the heading “Risk Factors.”

The Fund

Total Income+ Real Estate Fund (the “Fund”) is a continuously offered, non-diversified, closed-end management investment company. The Fund is an interval fund that provides investor liquidity by offering to make quarterly repurchases of each class of shares at that class of shares’ net asset value, which will be calculated on a daily basis. See “Quarterly Repurchases of Shares,” and “Determination of Net Asset Value.”

Investment Objectives and Policies

The Fund’s primary investment objective is to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of net assets, plus the amount of any borrowings for investment purposes, in “real estate industry securities,” primarily in income producing equity and debt securities. The Fund invests in debt securities of any duration or maturity.

The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate. In certain circumstances or market environments the Fund may reduce its investment in real estate industry securities and hold a larger position in cash or cash equivalents. The Fund will not invest in any issuer that is an affiliate of the Fund, or affiliate of a Fund affiliate (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)).

The Fund’s real estate industry investment policy is fundamental and may not be changed without shareholder approval. The Fund’s Statement of Additional Information (“SAI”) contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objectives and Policies.”

Investment Strategy

The Fund pursues its investment objectives using a comprehensive multi-strategy, multi-manager, multi-sector approach, primarily investing in a strategic combination of global ‘best in class’ institutional private real estate investment funds and public real estate securities.

The term ‘best in class’ refers to Institutional Investment Funds that Bluerock Fund Advisor, LLC (the “Advisor”) has identified as offering above average prospects using information provided by Mercer, using Mercer’s proprietary screening process. Mercer’s screening process applies multiple factors including quantitative and qualitative assessment (as described more fully below) of the management team and track record, and is not generally available to the individual investor through financial filings or published reports. Mercer is one of the leading advisors to endowments, pension funds, sovereign wealth funds, and family offices globally.

The Fund executes a portion of its investment strategy, generally less than 20%, by seeking to invest in publicly traded real estate securities selected by Deutsche/RREEF, an indirect subsidiary of Deutsche Asset Management. Deutsche/RREEF seeks to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value and the public real estate securities may be of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or lower correlation to broader securities markets, or a combination of the preceding.

The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

Many of the Institutional Investment Funds have a large minimum investment size and stringent investor qualification criteria that are intended to limit their direct investors to mainly institutions such as endowments and pension funds. As such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

In addition, the Fund enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in the Fund, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The Advisor also believes that the Fund may be able to provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts that may not otherwise be permitted or available to them.

Investment Advisor

Bluerock Fund Advisor, LLC was formed on was formed on May 11, 2012 and is registered with the SEC as an investment adviser. The Advisor is a subsidiary of Bluerock Asset Management, LLC (“BAM”); BAM’s Managing Member is Bluerock Real Estate Holdings, LLC. Bluerock Real Estate Holdings, LLC and its affiliates (“Bluerock”) and principals manage over $4 billion in assets under management and have collectively sponsored or structured real estate transactions totaling approximately 35 million square feet and with approximately $10 billion in value.

Sub-Advisors

The Advisor may, from time to time, engage one or more investment sub-advisors. Any sub-advisor chosen by the Advisor will be paid by the Advisor on only the portion of Fund assets allocated to any such sub-advisor. Shareholders do not pay any sub-advisor directly.

The Advisor has engaged Mercer Investment Management, Inc., a registered investment adviser under the 1940 Act, to provide both ongoing research and opinions of institutional asset managers and their investment funds for consideration by the Advisor on behalf of the Fund as well as recommendations for the selection of investment funds for approval by the Advisor. The Advisor has engaged Deutsche/RREEF, a registered investment adviser under the 1940 Act, to invest a portion of the Fund’s portfolio in publicly traded real estate securities.

Advisor Fees and Expenses

The Advisor is entitled to receive a monthly fee at the annual rate of 1.50% of the Fund’s daily net assets. The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding taxes, interest, acquired fund fees and expenses, brokerage commissions and extraordinary expenses), to the extent that such expenses exceed 2.20% per annum of the Fund’s average daily net assets (the “Expense Limitation”) attributable to Class L shares. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of waiver to be exceeded; and (3) the reimbursement is approved by the Fund’s Board of Trustees (the “Board”). The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. After January 31, 2019, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion. See “Management of the Fund.”

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. (the “Administrator”) serves as the Fund’s administrator and accounting agent. DST Systems, Inc. (the "Transfer Agent" or “DST”) serves as the transfer agent of the Fund. See “Management of the Fund.”

Distribution Fees

Class L shares will pay to the Distributor a distribution fee (the “Distribution Fee”) that will accrue at an annual rate equal to 0.25% of the Fund’s average daily net assets attributable to Class L shares and is payable on a quarterly basis. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Closed-end fund shares typically trade in the secondary market via a stock exchange. Unlike many closed-end funds, however, the Fund’s shares will not be listed on a stock exchange. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below. The Fund, similar to a mutual fund, is subject to continuous asset in-flows, although not subject to the continuous out-flows.

Share Classes

The Fund offers Class L shares by this prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C shares and Class I shares, each offered by a separate prospectus. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the sales loads and ongoing fees and expenses for each share class are different. The loads, fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, the investment minimum, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares and all share classes may not be available in every state. The Fund anticipates offering its Class L shares through a financial service intermediary platform. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose some or all of your money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at net asset value, of no less than 5% the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Before investing you should consider carefully the risks that you assume when you invest in the Fund’s shares. See “Risk Factors.”

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities. As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The market value of bonds and preferred shares tend to decline as interest rates increase. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due. Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond. The price of equity securities into which a convertible security may convert may fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Credit Risk. It is possible that issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes and this also may negatively impact the Fund’s returns on investment in such securities.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. All or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Fixed income securities are also subject to default risk.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund managed the Fund’s assets directly. The performance fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Institutional Investment Funds, like the other “Underlying Funds” in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the Institutional Investment Funds are not entitled to the protections of the 1940 Act. For example, these funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates. These characteristics present additional risks for shareholders.

Issuer and Non-Diversification Risk. The value of a specific security can perform differently from the market as a whole for reasons related to the investment manager or issuer, such as management performance, financial leverage and reduced demand for the respective properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Institutional Investment Fund, Private REIT, Public REIT, or Other Public Investment Vehicle (each, an “Underlying Fund” and together, the “Underlying Funds”) for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain of the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. There currently is no secondary market for the Fund’s shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The judgments of the Advisor or a Sub-Advisor about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s strategy.

Preferred Securities Risk. Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Real Estate Industry Concentration Risk. The Fund will concentrate its investments in securities real estate industry issuers, and it may invest in real estate directly. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by shifts in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by a downturn in the businesses operated by their tenants.

Hospitality Properties. Hotel properties and other properties in the hospitality real estate sector, such as motels and extended-stay properties, are affected by declines in business and leisure travel.

Healthcare Properties. Healthcare properties are affected by potential federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, and the continued availability of revenue from government reimbursement programs.

Industrial Properties. Industrial properties are affected by downturns in the manufacture, processing and shipping of goods.

Multifamily Properties. Multifamily properties are affected by adverse economic conditions in the locale, oversupply and rent control laws.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are affected by changes in the local markets where their properties are located and dependent upon the successful operations and financial condition of their major tenants.

Self-Storage Properties. Self-storage properties are affected by changes to competing local properties, consumer and small business demand for storage space, and the ability of the management team.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate development companies in which the Underlying Funds or the Fund may invest are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance. Certain of the companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance and may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants. The ability of companies in the real estate industry in which the Fund may invest to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage. Companies in the real estate industry in which the Fund may invest may be highly leveraged and financial covenants may affect their ability to operate effectively.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

Environmental Issues. Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

REIT Risk. The value of investments in REIT shares may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Also, qualification as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”) in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Underlying Funds Risk. Investments in real estate index funds (“Index Funds”), real estate exchange traded funds (“ETFs”), and Other Public Investment Vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Other Public Investment Vehicles, and also may be higher than other funds that invest directly in securities. Further, Other Public Investment Vehicles are subject to specific risks, depending on the nature of the fund.

Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents. The Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Institutional Investment Funds. Institutional Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the value of the Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the value of the Fund’s investment in Institutional Investment Funds, the Advisor considers, among other things, information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to value accurately the Fund’s shares. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to so qualify, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies the applicable distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. See “U.S. Federal Income Tax Matters.”

Dividend Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment policy. Shareholders who elect not to participate in the Fund’s dividend reinvestment policy will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Dividend Reinvestment Policy.”

Custodian

UMB Bank, N.A. (“UMB Bank”) serves as custodian for the Fund. See “Management of the Fund.”

SUMMARY OF FUND EXPENSES

Shareholder Transaction Expenses	Class L
Maximum Sales Load (as a percent of offering price)	4.25%
Maximum Early Withdrawal Charges on Shares Repurchased Less Than 365 Days After Purchase (as a percent of original purchase price)	None
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%
Other Expenses[3]
Shareholder Servicing Expenses	0.25%
Distribution Fee[1]	0.25%
Remaining Other Expenses	0.35%
Interest Payments on Borrowed Funds[2]	0.34%
Total Annual Expenses	2.69%
Fee Waiver and Reimbursement[3]	(0.15)%
Total Annual Expenses (after fee waiver and reimbursement)[3]	2.54%

1.	Class L shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to Class L shares and is payable on a quarterly basis. See “Plan of Distribution.”

2.	Interest Payments on Borrowed Funds may vary among Share Classes due to timing of Share Class commencement of operations. Interest Payments on Borrowed funds reflected herein are restated and estimated for the current fiscal year for Class L shares.

3.	The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) to the extent that they exceed 2.20% per annum of the Fund’s average daily net assets attributable to Class L shares (the “Expense Limitation”). The Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the expense limitation then in effect or in effect at the time of waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect at least until January 31, 2019, unless and until the Board approves its modification or termination. See “Management of the Fund.”

The above Summary of Fund Expenses table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about management fees, fee waivers and other expenses is available in Management of the Fund starting on page 21 of this prospectus.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return:

Share Class	1 Year	3 Years	5 Years	10 Years
Class L Shares	$67	$121	$178	$331

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee, unless the repurchase is less than 365 days after purchase. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Transfer Agent, currently $10. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

FINANCIAL HIGHLIGHTS

Class L Shares

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Period
	Ended
	September 30, 2017*
Net Asset Value, Beginning of Period	$29.42
Increase From Operations:
Net investment loss (a)	(0.06)
Net gain from investments (both realized and unrealized)	0.76
Total from operations	0.70
Less Distributions:
From return of capital	(0.78)
Total Distributions	(0.78)
Net Asset Value, End of Period	$29.34
Total Return (b)(h)	2.40	%(e)
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,059
Ratio to average net assets (f):
Expenses, Gross (c)	2.83	%(d)
Expenses, Net of Reimbursement	2.63	%(d)
Ratio to average net assets (excluding interest expense)(f):
Expenses, Gross (c)	2.35	%(d)
Expenses, Net of Reimbursement	2.14	%(d)
Net investment Loss, Net of Reimbursement (f)(g)	(0.64	)%(d)
Portfolio turnover rate	16	%(e)

*	Class L commenced operations June 1, 2017.
(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Advisor not absorbed a portion of Fund expenses, total returns would have been lower.
(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(d)	Annualized.
(e)	Not annualized.
(f)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(g)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

THE FUND

The Fund is a continuously offered, non-diversified, closed-end management investment company that is operated as an interval fund. The Fund was organized as a Delaware statutory trust on May 25, 2012. The Fund’s principal office is located at 1290 Broadway, Suite 1100, Denver, CO 80203, and its telephone number is 1-844-819-8287.

USE OF PROCEEDS

The net proceeds of the Fund’s continuous offering of shares, after payment of the sales load (if applicable) and other associated expenses, will be invested in accordance with the Fund’s investment objective and policies (as stated below) as soon as practicable after receipt. The Fund pays organizational costs and its offering expenses incurred with respect to its initial and continuous offering. Pending investment of the net proceeds in accordance with the Fund’s investment objective and policies, the Fund will invest in money market or short-term fixed-income mutual funds. Investors should expect, therefore, that before the Fund has fully invested the proceeds of the offering in accordance with its investment objective and policies, the Fund’s assets would earn interest income at a modest rate.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies

The Fund seeks primarily to generate current income while secondarily seeking long-term capital appreciation with low to moderate volatility and low correlation to the broader markets.

The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate industry securities, primarily in income producing equity and debt securities. The Fund’s investments may be targeted in any one or more of the many sectors of the real estate market, including but not limited to the retail, office, multifamily, hospitality, industrial, residential, medical and self-storage sectors. The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its assets in real estate industry securities. The Fund may utilize leverage through borrowing for investment purposes or to satisfy repurchase requests. The Fund currently borrows money under a credit facility.

The Fund defines real estate industry securities to include the common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds managed by institutional investment managers (“Institutional Investment Funds”); non-traded unregistered real estate investment trusts (“Private REITs”); publicly traded real estate securities such as publicly registered real estate investment trusts (“Public REITs”); exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate (collectively, “Other Public Investment Vehicles”) and unregistered funds that invest principally in real estate.

The Fund may invest in issuers of real estate industry securities of any credit quality; including fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” The Fund may invest in debt securities of any duration or maturity. The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities. The Advisor or Deutsche/RREEF will sell a security when other securities are available that offer higher expected current income, long-term capital appreciation, lower volatility or lower correlation to broader securities markets, or a combination of the preceding.

The Fund’s SAI contains a list of the fundamental (those that may not be changed without a shareholder vote) and non-fundamental (if any) investment policies of the Fund under the heading “Investment Objective and Policies.”

Fund’s Target Investment Portfolio

The Advisor executes the Fund’s real estate investment strategy through a strategic combination of global ‘best in class’ Institutional Investment Funds and publicly traded real estate securities. The Fund will not invest more than 10% of the Fund’s assets in private funds employing hedging strategies (commonly known as “hedge funds”, i.e., investment funds that would be investment companies but for the exemptions under Rule 3(c)(1) or 3(c)(7) under the 1940 Act).

The Advisor has retained Mercer to provide ongoing research and investment opinions of and/or recommendations of institutional investment managers using the Mercer’s proprietary screening process, which applies multiple factors based on quantitative and qualitative assessment of the management team and track record. The Advisor has engaged Deutsche/RREEF to invest a portion of the Fund’s portfolio, generally less than 20%, in publicly traded real estate securities (Public REITs and Other Public Investment Vehicles). Deutsche/RREEF selects securities to seek to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to its assessment of intrinsic value.

Institutional Investment Funds. Institutional Investment Funds are real estate investment funds managed by institutional investment managers with expertise in managing portfolios of real estate and real estate-related securities. Many Institutional Investment Funds have large minimum investment requirements and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds. It is the intent of the Fund to provide an element of the endowment model of investing to individual investors by permitting access to a portfolio of Institutional Investment Funds with diversification across multiple strategies, managers and sectors.

The Advisor also believes that the Fund may provide an additional benefit in terms of better fee pricing from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to other investors. In addition, the Fund’s investments in Institutional Investment Funds are intended to deliver returns that have a low correlation to the broader markets.

The Fund’s typical investments in Institutional Investment Funds will be made through the purchase of common stock, limited liability company units, or limited partnership interests (or similar interests). Investment criteria will include evaluating a combination of strength of the sponsor and management; prior investment performance of the target fund as well as the performance of other funds managed by the sponsor; the attractiveness of the property sectors and geographical allocations of the fund; expected stability of income; expected capital appreciation, and target leverage levels.

REITs. The Institutional Investment Funds in which the Fund invests may invest in Real Estate Investment Trusts (“REITs”). REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests. Public REITs are listed on major stock exchanges such as the New York Stock Exchange or the National Association of Securities Dealers Automated Quotation System, and invest directly in real estate, typically through either properties or mortgages. Public REITs are typically much larger and financially more stable than Private REITs and, as such, are typically less risky than Private REITs.

Other Public Investment Vehicles. The Fund anticipates making limited investments in Other Public Investment Vehicles, including ETFs and Index Funds that invest primarily in real estate related assets, principally to temporarily invest the Fund’s capital pending its deployment into other higher-returning investment opportunities, or for temporary defensive purposes under adverse market conditions.

Exchange Traded Funds (“ETFs”). ETFs are typically managed by professionals and provide investors with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. An ETF typically holds a portfolio of securities or contracts designed to track a particular market segment or index. ETFs are listed on major stock exchanges and are traded like stocks.

Index Funds. An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts (NAREIT) Index or the MSCI REIT Index. Most Index Funds are not actively managed and generally provide broad market exposure, low operating expenses and low portfolio turnover.

Other. In addition to ETFs and Index Funds, and subject to the Fund’s investment restrictions, the Fund may invest in investment companies that invest primarily in what the Advisor considers real estate industry securities, including closed-end funds and mutual funds. Shares of Closed-end Funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Investment Strategy, and Criteria Used by the Advisor and Mercer in Selecting Investments

The Fund’s investment strategy focuses primarily on identifying Institutional Investment Funds that have:

•	attractive risk-adjusted returns;

•	with low to moderate volatility;

•	low correlation to the broader markets; and

•	an emphasis on income generation.

The Fund utilizes a comprehensive multi-manager, multi-sector, and multi-strategy approach. The Advisor primarily selects funds with the highest expected income from a real estate sector peer group of issuers with similar market capitalization and/or credit quality. Secondarily, the Advisor considers potential for capital appreciation. When constructing and balancing the Fund’s portfolio, the Advisor selects funds from real estate sectors that it believes have relatively low volatility and will not be highly correlated to each other or to the equity or fixed income markets, generally.

The Advisor, working closely with Mercer and in consideration of its recommendations, uses both a quantitative screening process and a qualitative selection process when selecting investments for the Fund to implement its real estate investment strategy. The Advisor and Mercer conduct research on various real estate investment managers and investment options in order to establish a selection of investments to fulfill the Fund’s investment objectives. Mercer’s assistance and recommendations for selection of investment funds are made according to asset allocation, return expectations and other guidelines set by the Advisor with oversight of the Board of Trustees. No assurance can be given that any or all investment strategies, or the Fund’s investment program, will be successful.

Investment Strategy – Mercer Process

Mercer’s process begins with a proprietary database created and continuously maintained by its professionals - the Global Investment Manager Database (GIMD™) which gives Mercer access to up-to-date information and insights on a worldwide matrix of investment managers and strategies. GIMD™ contains information on numerous investment types across all asset classes, including real estate. This information ranges from access to and analysis of performance data to qualitative forward-looking research on investment managers supported by screening functionality. In the twelve months leading up to December 31, 2017, over 2,440 formal manager meetings were held and over 1,780 Research Reports were produced globally. As of December 31, 2017, GIMD™ contained information on nearly 6,500 investment managers and over 32,400 investment strategies across more than 250 countries.

Mercer, together with its global investment management affiliates, have over 1,040 clients globally.

The Advisor has entered into a Sub-Advisory Agreement with Mercer Investment Management, Inc. (“Mercer” or a “Sub-Advisor”), 99 High Street, Boston, MA 02110.

The Advisor, in conjunction with Mercer, employs a regimen of quantitative and qualitative criteria to arrive at a universe of investments which are considered to be ‘best in class.’ By combining historical quantitative analysis with a sound knowledge of key qualitative attributes, the Advisor will evaluate a prospective investment’s potential for generating sustainable, positive, risk-adjusted returns under a wide variety of market conditions. Mercer’s investment selection and due diligence process are outlined in the chart below.

On-going monitoring of the Fund’s investments will be utilized to assist the Advisor in maintaining portfolio allocations and managing cash in-flows and outflows. The Advisor may strategically rebalance its investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to real estate asset class and sector risk over time. The Advisor manages investments over a long-term time horizon while being mindful of the historical context of the markets. Mercer will provide to the Advisor investment performance reporting and analysis, including discussions on investment strategy, portfolio construction, and market update reports. The illustration below further outlines this monitoring process.

Investment Strategy - Multi-Manager Diversification

The Fund intends to employ a Multi-Manager approach by identifying and investing with ‘best in class’ institutional asset managers with expertise in managing portfolios of real estate and real estate-related securities. The term ‘best in class’ refers to Institutional Investment Funds that the Advisor and Mercer have identified through Mercer’s proprietary screening process as having above average prospects.

Many of the Institutional Investment Funds have large minimum investment size and stringent investor qualification criteria intended to limit their direct investors to mainly institutions such as endowments and pension funds - as such, the Fund enables investors to invest with institutional investment managers that may not be otherwise permitted or available to them.

The Fund also enables investors to execute a comprehensive multi-strategy, multi-manager, multi-sector strategy by making a single investment in its shares, whereas due to the large minimums of many of the Institutional Investment Funds, such a strategy may not otherwise be permitted or available to the investor.

The sponsor believes that the Fund may provide an additional benefit in terms of lower fees from the Institutional Investment Funds as a result of volume discounts, which pricing benefits may not otherwise be permitted or available to them.

Investment Strategy - Multi-Strategy Diversification

The Fund intends to employ a Multi-Strategy approach to diversify the risk-reward profiles and the underlying types of real estate in which it invests, with the strategies noted below. Because each real estate strategy performs differently throughout the overall real estate and economic cycle, investment strategies that include multiple strategies generally have lower volatility than single strategy funds. Thus a multi-strategy approach should assist the Fund in achieving its objective of lower portfolio volatility as well as lower correlation with the broader markets.

•	Core. The Fund’s ‘core’ strategy targets high-quality portfolios with real estate assets that provide relatively lower and more stable returns. Such investments are typically located in primary markets and in the main property types (retail, office, industrial and multi-family). Properties are stable, well-maintained, well-leased and often of the Class A variety. For example, office properties tend to be Class A buildings with investment grade tenants. Multifamily properties are usually in major metropolitan cities with higher rental rates. Retail would typically be more traditional neighborhood and community strip-mall centers, as well as regional and super regional malls. The Advisor believes that warehouse and research and development properties in strong distribution centers typically offer better chances for predictable cash flow within the industrial sector. As an example, a Class A office property may broadly be defined as 100,000 square feet or larger (five or more floors), concrete and steel construction, recently built and/or very well maintained (excellent condition), with business/support amenities and in a strong identifiable location with good access to a primary metropolitan market. Class A properties are the most prestigious buildings competing for premier tenants with rents above average for the area.

•	Core Plus. The Fund’s ‘core plus’ strategy seeks moderate risk portfolios with real estate that provides moderate returns. Such investments are predominantly core but with an emphasis on a modest value add management approach. A core plus portfolio requires slightly more complex financial structuring and management intensive focus than core portfolio of investments. Focus is on the main property types, in both primary and secondary markets, in Class A or lower quality buildings that require some form of enhancement (i.e. repositioning, redevelopment and/or releasing). In comparison to the Class A example above, a Class B property may be renovated and/or in good condition, potentially smaller in size, in a good location in a primary or secondary metropolitan market. Class B properties compete for a wide range of users with rents in the average range for the area.

•	Value Add. The Fund’s ‘value add’ strategy typically focuses on more aggressive active asset management and often employs more leverage. Such investments typically are lower quality buildings, in both primary and secondary markets in the main property types. Properties are considered value add when they exhibit management or operational problems, require physical improvement, and/or suffer from capital constraints. Buildings often require enhancement to upgrade them to higher quality properties (i.e., redevelopment/repositioning/re-tenanting).

Investment Strategy - Multi-Sector Diversification

The Fund intends to employ a Multi-Sector approach to diversify its investments by property type or sector - for example, across retail, office, multifamily, hospitality, industrial, residential, medical and/or self-storage sectors. Because each real estate sector has its own investment cycle, correlations across property types are generally low. Thus employing a multi-sector approach should assist the Fund in achieving its objective of low to moderate volatility as well as low correlation to the broader markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, in attempting to respond to adverse market, economic, political or other similar conditions, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy. During such times, the Advisor may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities. In addition to the foregoing, the Fund may utilize Other Public Investment Vehicles as temporary investments as the Fund raises capital or pending deployment of capital to other investment opportunities selected by the Advisor. In these and in other cases, the Fund may not achieve its investment objective. The Advisor may invest the Fund’s cash balances in any investments it deems appropriate. The Advisor expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market mutual funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into recommendations and decisions of the Advisor and the Fund’s Portfolio Managers are subjective.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) will vary from year to year. The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Advisor determines that portfolio changes are appropriate. Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Advisor, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates. See “Tax Status” in the Fund’s SAI.

There is no assurance what portion, if any, of the Fund’s investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code. As a result, there can be no assurance as to what portion of the Fund’s distributions will be designated as qualified dividend income. See “U.S. Federal Income Tax Matters.”

Investment Strategy and Criteria Used by Deutsche/RREEF in Selecting Public Real Estate Securities

The Advisor with Deutsche/RREEF has developed a customized investment strategy intended to maximize risk-adjusted returns by managing volatility and identifying securities that are priced inefficiently relative to Deutsche/RREEF’s assessment of intrinsic value. Deutsche/RREEF believes that real estate security performance is reflective of the underlying real estate portfolio and, therefore, over time will be driven by the pricing and fundamentals of their assets. The risk management process is highly focused on quantitative risk factors as well as fundamental portfolio risk factors. Deutsche/RREEF’s investment universe encompasses over 100 property companies in the United States with a total market capitalization of over $800 billion. Deutsche/RREEF is focused on companies that derive the majority of their operating income or asset base from commercial real estate (apartments, office, industrial, storage, hotels, retail, net lease). Operating and capital efficiency are critically important to a successful real estate company and hence Deutsche/RREEF typically focuses on companies with large, high quality asset bases. If there are securities outside of this group that meet these criteria, Deutsche/RREEF will include these as part of the investable universe. The investment universe is generally defined as all REITs and REOCs (real estate operating companies) with an equity market capitalization of at least $200 million that derive the majority of revenue or net asset value (NAV) from an equity interest in real estate activities. The U.S. real estate securities portion of the Fund’s portfolio managed by Deutsche/RREEF typically holds between 35-50 securities. Under normal circumstances, such securities will generally comprise between 5% and 20% of the Fund’s portfolio.

RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Advisor or Deutsche/RREEF to allocate effectively the Fund’s assets among the various Institutional Investment Funds, Private REITs, Public REITs and Other Public Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objectives or delivering positive returns.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible securities are similar to fixed-income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future. The market value of fixed-income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline. Convertible securities have characteristics of a fixed-income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share. Fixed-income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Fixed-income and preferred securities also may be subject to prepayment or redemption risk. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund. In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or “junk bonds.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. Such securities also may be subject to resale restrictions. The lack of a liquid market for these securities could decrease the Fund’s share price. Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share. The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.

Correlation Risk. The Fund seeks to produce returns that are not correlated to the broader financial markets. Although the prices of equity securities and fixed-income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the fund is subject to correlation risk.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Distribution Policy Risk. The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Institutional Investment Fund Risk. The Fund’s investment in Institutional Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in an Institutional Investment Fund may be higher than if the manager of the Institutional Investment Fund, managed the Fund’s assets directly. The incentive fees charged by certain Institutional Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee. The Funds are not publicly traded and therefore may not be as liquid as other types of investments. Furthermore, Institutional Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments. For example, these Funds need not have independent boards, shareholder approval of advisory contracts may not be required, may leverage to an unlimited extent, and may engage in joint transactions with affiliates.

Issuer and Non-Diversification Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s securities that are held in the Fund’s portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the respective properties and services.

Lack of Control Over Institutional Investment Funds and Other Portfolio Investments. Once the Advisor or Deutsche/RREEF has selected an Underlying Fund for investment by the Fund, the Advisor and Deutsche/RREEF will have no control over the investment decisions made by any such Underlying Fund. Although the Advisor or Deutsche/RREEF will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Advisor and Deutsche/RREEF will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for an Institutional Investment Fund). The Advisor or Deutsche/RREEF may reallocate the Fund’s investments among the Underlying Funds, but the Advisor’s ability to do so may be constrained by the withdrawal limitations imposed by certain Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Advisor and Deutsche/RREEF will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s or Deutsche/RREEF’s ability to manage the Fund’s investment portfolio in accordance with its investment objectives.

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities or otherwise invest the Fund’s assets, will cause the Fund to incur additional expenses and may significantly magnify the Fund’s losses in the event of adverse performance of the Fund’s underlying investments.

Liquidity Risk. The Fund is a closed-end investment company structured as an “interval fund” and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the shares and the Advisor does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at per-class net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer. The Fund’s investments are also subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. The net asset value of the Fund changes daily based on the performance of the securities in which it invests. The Advisor’s or a Sub-Advisor’s judgments about the attractiveness, value and potential appreciation of particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Advisor’s or a Sub-Advisor’s strategy.

Preferred Securities Risk. There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights. Interest rate risk is, in general, that the price of a debt security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become. Holders or preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Real Estate Industry Concentration Risk. Because the Fund will concentrate its investments in real estate industry securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property. The value of the Fund’s shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry. These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates. The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular sectors, or real estate operations, including, but not limited to, those risks described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Other factors may contribute to the risk of real estate investments:

Development Issues. Certain real estate companies in which the Fund directly or indirectly invests (“portfolio companies”) may engage in the development or construction of real estate properties. Portfolio companies are exposed to a variety of risks inherent in real estate development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Certain of the portfolio companies in the Fund’s portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of the Fund’s portfolio companies’ properties and the ability of these companies to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of our portfolio companies may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.

Financial Leverage. Companies in the real estate industry may be highly leveraged and financial covenants may affect their ability to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Financing Issues. Financial institutions in which the Fund may invest are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds, and can fluctuate significantly when interest rates change.

Credit Market Conditions. Instability in credit markets can potentially make it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all. Conditions in the credit markets may expose borrowers to increased interest expenses for borrowed money and tightening underwriting standards. There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

This may also adversely affect the price at which portfolio companies can sell real estate, because purchasers may not be able to obtain financing on attractive terms or at all. These developments may potentially adversely affect the broader economy, which in turn may adversely affect the real estate markets. Additionally, such developments could reduce the Fund’s investment opportunities.

REIT Risk. Investments (directly or indirectly) in REITs will subject the Fund to various risks. REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. REITs often invest in highly leveraged properties. Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market. In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

Qualification as a REIT under the Internal Revenue Code of 1986, as amended, in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund’s yield on that investment. REITs can be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code. See “U.S. Federal Income Tax Matters.” The Fund’s investments in REITs may include an additional risk to shareholders. Some or all of a REIT’s annual distributions to its investors may constitute a non-taxable return of capital. Any such return of capital will generally reduce the Fund’s basis in the REIT investment, but not below zero. To the extent the distributions from a particular REIT exceed the Fund’s basis in such REIT, the Fund will generally recognize gain. In part because REIT distributions often include a nontaxable return of capital, Fund distributions to shareholders may also include a nontaxable return of capital. Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero. To the extent the distribution exceeds a shareholder’s basis in the Fund’s shares, such shareholder will generally recognize a capital gain. The Fund does not have any investment restrictions with respect to investments in REITs.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. However, payment for repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Advisor may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid securities. Also, the sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s net asset value.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase of shares by the Fund may be a taxable event to shareholders.

Underlying Funds Risk. Other Public Investment Vehicles such as ETFs, Index Funds, closed-end funds, and mutual funds in which the Fund may invest are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such Underlying Funds and also may be higher than other funds that invest directly in securities. Underlying Funds are subject to specific risks, depending on the nature of the fund. The Fund’s performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Advisor’s or a Sub-Advisor’s ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them. Additionally, the market value of shares of Underlying Funds that are closed-end funds typically trade at a discount relative to their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in pooled investment vehicles also may be illiquid, making it difficult for the Advisor to redeem the interest of the Fund in such vehicles in a reasonable amount of time.

Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage. The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents. The Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund’s risk of loss to be limited to the amount of its investment in the Underlying Fund. While leverage presents opportunities for increasing the Fund’s total return, it has the effect of potentially increasing losses as well.

Valuation of Institutional Investment Funds. While the valuation of the Fund’s publicly-traded securities are more readily ascertainable, the Fund’s ownership interest in Institutional Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund’s investment. Moreover, the valuation of the Fund’s investment in an Institutional Investment Fund, as provided by an institutional asset manager as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. For information about the value of the Fund’s investment in Institutional Investment Funds, the Advisor will be dependent on information provided by the Institutional Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor’s ability to accurately value the Fund’s shares.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Advisor. The Board is comprised of five trustees. The Trustees are responsible for the Fund’s overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund’s investment advisor. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under “Management” in the Statement of Additional Information.

Investment Advisor

Bluerock Fund Advisors, LLC, located at c/o Bluerock Real Estate Holdings, LLC, 712 Fifth Avenue, New York, NY 10019, serves as the Fund’s investment advisor. The Advisor is registered with the SEC as an investment advisor under the Advisers Act. The Advisor is a Delaware limited liability company formed on May 11, 2012.

Under the general supervision of the Fund’s Board of Trustees, and pursuant to the terms of an Investment Management Agreement with the Fund, the Advisor will carry out the investment and reinvestment of the net assets of the Fund, will furnish continuously an investment program with respect to the Fund, and determine which securities should be purchased, sold or exchanged. In addition, the Advisor will supervise and provide oversight of the Fund’s service providers. The Advisor will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Advisor will compensate all Advisor personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Advisor, as compensation under the Investment Management Agreement, a monthly management fee computed at the annual rate of 1.50% of the daily net assets of the Fund. The Advisor may employ research services and service providers to assist in the Advisor’s market analysis and investment selection.

The Advisor and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Advisor has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs), to the extent that they exceed 2.20% per annum of the Fund’s average daily net assets attributable to Class L (the “Expense Limitation”). For the purposes of the Expense Limitation Agreement, acquired fund fees and expenses are calculated in accordance with Form N-2. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees the Advisor previously waived or Fund expenses reimbursed, subject to the limitations that: (1) the reimbursement will be made if payable not more than three fiscal years from the fiscal year in which they were incurred; (2) the reimbursement may not be made if it would cause the Expense Limitation then in effect or in effect at the time of waiver to be exceeded; and (3) the reimbursement is approved by the Board. The Expense Limitation Agreement will remain in effect, at least until January 31, 2019, unless and until the Board approves its modification or termination. This agreement may be terminated only by the Fund’s Board of Trustees on 60 days written notice to the Advisor. After January 31, 2019, the Expense Limitation Agreement may be renewed at the Advisor’s and Board’s discretion.

A discussion regarding the basis for the Board of Trustees’ approval of each of the Fund’s Investment Management Agreement and Sub-Advisory Agreement with Mercer is available in the Fund’s March 31, 2017 semi-annual report to shareholders, and the basis for the Board of Trustees’ approval of the Fund’s Sub-Advisory Agreement with Deutsche/RREEF is available in the Fund’s March 31, 2016 semi-annual report to shareholders.

Affiliated Brokerage

Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor, may receive commissions on the sale of Fund shares.

Advisor’s Investment Committee

The Advisor has established an Investment Committee comprised of four persons (the “Committee”) responsible for: setting overall investment policies and strategies of the Advisor; approval of Institutional Investment Funds being considered for investment by the Fund; establishing allocation targets for the investment portfolio of the Fund among the Institutional Investment Funds, Other Public Investment Vehicles and other entities in which the Fund intends to invest; and generally overseeing the activities of the Advisor’s Portfolio Managers (see below).

The members of the Committee, and their professional background and experience, are as follows:

R. Ramin Kamfar -- Mr. Kamfar has served as a member of the Investment Committee and as Chairman of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Kamfar is the founder of and serves as the Chairman and Chief Executive Officer of Bluerock Real Estate, LLC (“BRRE”), since its founding in October 2002, and serves as Chairman and CEO of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009 and as Chairman of Bluerock Asset Management, LLC since 2018. Mr. Kamfar started his career as an investment banker at Lehman Brothers Inc. in 1988, and has 29 years of experience in various aspects of real estate, mergers and acquisitions, private equity investing, investment banking, and public and private financings. Mr. Kamfar received an M.B.A. degree with distinction in Finance in 1988 from The Wharton School of the University of Pennsylvania, located in Philadelphia, Pennsylvania, and a B.S. degree with distinction in Finance in 1985 from the University of Maryland located in College Park, Maryland.

James G. Babb, III -- Mr. Babb has served as a member of the Investment Committee and as Chief Investment Officer of the Advisor since the inception of the Advisor in 2012. In addition, Mr. Babb serves as the Senior Managing Director and Chief Investment Officer of BRRE, which he joined in 2007. Mr. Babb has served as Chief Investment Officer of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and as a Director of Bluerock Residential Growth REIT from 2009 to 2014. Mr. Babb is a founding principal of Starwood Capital Group (“Starwood”), a leading institutional real estate investment manager, where he helped lead the residential and office acquisitions initiatives from 1992 to 2003. During Mr. Babb’s tenure Starwood raised and invested funds on behalf of institutional investors through seven private real estate funds, and which in the aggregate ultimately invested approximately $8 billion in approximately 250 separate transactions. Mr. Babb also led Starwood’s efforts to expand its platform to invest in England and France. Mr. Babb received a B.A. degree in Economics in 1987 from the University of North Carolina at Chapel Hill, North Carolina.

Jordan B. Ruddy -- Mr. Ruddy has served as a member of the Investment Committee and as President of the Advisor since the inception of the Advisor in 2012. He is also Director of Bluerock Asset Management, LLC since its inception in 2018. Mr. Ruddy has served in several senior officer capacities of Bluerock Residential Growth REIT, a NYSE publicly traded REIT since its founding in 2009, and is currently its President. Mr. Ruddy brings approximately 30 years of institutional real estate investment experience working with some of leading public and private firms in the industry. Prior to BRRE, Mr. Ruddy served as a real estate investment banker at Banc of America Securities LLC, and at Smith Barney Inc. and at JP Morgan Chase (previously the Chase Manhattan Bank), and as Vice President of Amerimar Enterprises, a real estate company specializing in value-added investments nationwide. Mr. Ruddy received an M.B.A. degree in Finance and Real Estate in 1995 from The Wharton School of the University of Pennsylvania, and a B.S. degree with high honors in Economics in 1986 from the London School of Economics.

Ryan MacDonald -- Mr. MacDonald has served as a member of the Investment Committee of the Advisor since January 2018. Mr. MacDonald serves as Chief Acquisitions Officer for Bluerock Residential Growth REIT (NYSE: BRG) and of BRRE and certain of its affiliates. Since joining BRRE in 2008, Mr. MacDonald is responsible for sourcing, underwriting, structuring, financing and closing of all of BRRE’s real estate investments and dispositions. To date, Mr. MacDonald has transacted over 70 real estate investments with an aggregate value approaching $3 billion. Prior to joining BRRE, Mr. MacDonald was an Analyst for PNC Realty Investors (formerly Mercantile Real Estate Advisors), where he served as part of an investment team that made more than $1.2 billion in investments within all tranches of the capital structure, and also served in a corporate development role at Mercantile Bankshares, where he worked with executive management focusing on high level strategic initiatives for the $6 billion bank. Mr. MacDonald received a B.A. in Economics from the University of Maryland, College Park.

Advisor Portfolio Managers

Subject to the Committee’s oversight, Jordan B. Ruddy, a member of the Committee, and Adam Lotterman serve as the Fund’s Portfolio Managers and oversee the day to day investment operations of the Fund. Each has served as a Portfolio Manager to the Fund since October 2013.

Jordan B. Ruddy -- Mr. Ruddy’s biographical information is presented above.

Adam Lotterman -- Mr. Lotterman is a co-founder of the Advisor and has been a key member of the Fund’s investment decision-making team since its inception in 2012. Mr. Lotterman serves as the Fund’s Portfolio Manager and Lead Economist of the Advisor, positions he has held since 2013, having previously held the roles of Associate Portfolio Manager and Associate Economist from inception in 2012 until 2013. Mr. Lotterman was an Adjunct Professor at Nova Southeastern University from 2010 to 2012, where he taught Real Estate Market Analysis in the Masters of Real Estate Development program. From 2011 to 2012, Mr. Lotterman was Vice President, New Business Development of Forman Capital, a private commercial real estate lender. Prior to that, Mr. Lotterman worked as Senior Valuation Analyst at Bayview Asset Management (former hedge fund affiliate of The Blackstone Group) from 2010 to 2011, where he led a team responsible for the valuation and acquisition of loan portfolios ranging in size from $100 million to $40 billion. From 2005 to 2010, Mr. Lotterman was the Senior Analyst for Goodkin Consulting (former real estate consulting arm of PricewaterhouseCoopers) for the majority of his tenure, where he developed extensive experience in real estate consulting, research and analysis on a national level. Mr. Lotterman received an M.S. in International Real Estate in 2006 from Florida International University, where he graduated first in class, and a B.S. Degree in microbiology with a minor in chemistry in 1997 from the University of Florida.

Investment Sub-Advisor - Mercer

The Advisor has engaged Mercer Investment Management, Inc., a registered advisor under the Advisers Act, to act as an investment sub-advisor. For more than 40 years, Mercer and its affiliates have provided global leadership in investment consulting and multi-manager fiduciary management, and is a leading advisor to sovereign wealth funds, pension plans, banks, family offices, insurance companies, endowments and foundations. Mercer, together with its global investment management affiliates, have over 1,040 clients globally with over $213 billion in assets under management as of September 30, 2017, and over $10.2 trillion in assets under advisement as of June 30, 2017.

Mercer is an affiliate of Mercer, LLC, a human resource and financial consulting company. Mercer, LLC has over 21,000 employees based in more than 40 countries and serves over 28,000 clients worldwide, and is a wholly owned subsidiary of Marsh & McLennan Companies (NYSE: MMC).

Investment Sub-Advisor - Deutsche/RREEF

The Advisor has engaged an indirect subsidiary of Deutsche Asset Management, RREEF America L.L.C., a registered advisor under the Advisers Act, to provide investment management for a portion, generally less than 20%, of the Fund’s portfolio. Deutsche Asset Management serves institutional investors and has over $840 billion in assets under management (as of September 30, 2017). Deutsche/RREEF’s Real Estate business in the U.S. dates back to the formation of RREEF, a partnership founded in San Francisco in 1975. Deutsche Asset Management acquired RREEF in 2002 to complement the existing real estate asset management operations. Presently, Deutsche’s /RREEF’s Real Asset business has $90.7 billion in assets under management (as of September 30, 2017). Of that total, approximately $50 billion of AUM was invested in real estate globally, with approximately $9.0 billion invested in real estate securities, making Deutsche/RREEF one of the largest real estate securities managers in the world.

Deutsche/RREEF Portfolio Managers

Subject to the Advisor’s oversight, David W. Zonavetch, Bob Thomas and John W. Vojticek serve as the Fund’s Deutsche/RREEF Portfolio Managers and oversee a portion of investment portfolio of the Fund. Mr. Zonavetch and Mr. Vojticek have served as a Portfolio Managers to the Fund since May 2016. Mr. Thomas has served as a Portfolio Manager to the Fund since January 2018.

David W. Zonavetch – Mr. Zonavetch has served as a Director and Co-Lead Portfolio Manager for Deutsche/RREEF since September 2013 and as Co-Lead Portfolio Manager - Real Estate Securities since February 2012. Previously, he served as Vice President and Portfolio Manager from February 2007 to February 2012. From February 2007 to February 2012, Mr. Zonavetch was a Vice President and Securities Analyst at RREEF Real Estate. He has nine years of experience in accounting and finance. From 1998 to 2001, Mr. Zonavetch served as a Senior Accountant in Corporate Finance of RREEF Real Estate, and from 2001 to 2003, he served as Securities Accounting Coordinator with RREEF Real Estate’s Securities Group, covering the office and self- storage sectors. From 1995 until joining RREEF Real Estate in 1998, Mr. Zonavetch worked as an analyst for Cendant Mobility Services Corp., a corporate employee relocation company. Mr. Zonavetch holds a B.S. in Finance from the University of Illinois at Urbana-Champaign and is a certified public accountant.

Bob Thomas – Mr. Thomas has served as a Managing Director and Co-Head of Americas Real Estate Securities, Alternatives for Deutsche/RREEF since 2017. He has 15 years of industry experience serving as lead portfolio manager of North America for global listed property funds at Henderson Global Investors from 2015 to 2016, he was co-lead portfolio manager of North America for global listed property funds at AMP Capital from 2012 to 2015, and as an analyst at Nuveen Asset Management from 2011 to 2012, at BNP Paribas Asset Management from 2005 to 2011 and at Security Capital Research & Management from 20014 to 2005. Mr. Thomas started his career as an investment banking analyst in the Real Estate group at KeyBanc Capital Markets in 2002. Mr. Thomas holds a B.A. in Economics from Duke University and an MBA in Finance, Management & Strategy from Kellogg School of Management, Northwestern University.

John W. Vojticek – Mr. Vojticek has served as a Managing Director and Chief Investment Officer of Real Estate & Infrastructure Securities and Global Portfolio Manager for Deutsche/RREEF since July 2011 and was Co-Head of Americas Real Estate Securities from 2006 to July 2011. Mr. Vojticek was responsible for launching the firm’s first listed infrastructure securities strategy in June 2008 and served as Head of the Listed Infrastructure Securities business from June 2008 until his appointment as Chief Information Officer in July 2011. Mr. Vojticek is an associate member of the National Association of Real Estate Investment Trusts. Mr. Vojticek holds a B.S. in Business Administration from the University of Southern California.

The Statement of Additional Information provides additional information about each Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Administrator, Accounting Agent and Transfer Agent

ALPS Fund Services, Inc. “ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as Administrator and Accounting Agent for the Fund. For the services rendered to the Fund by ALPS Fund Services, the Fund pays the ALPS the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration and fund accounting services. DST Systems, Inc. located at PO Box 219445, Kansas City, MO 64121-9445, serves as the Fund’s Transfer Agent and for such services the Fund pays DST separate fees.

Custodian

UMB Bank, N.A (“UMB Bank” or the “Custodian”), with principal offices at 1010 Grand Boulevard, Kansas City, Missouri 64106, serves as custodian for the securities and cash of the Fund’s portfolio. Under a Custody Agreement, UMB Bank holds the Fund’s assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Advisor is obligated to pay expenses associated with providing the services stated in the Investment Management Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund. The Advisor is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.

The Administrator is obligated to pay expenses associated with providing the services contemplated by a Fund Services Administration Agreement (administration and accounting services), including compensation of and office space for its officers and employees employed in providing these services to the Fund.

The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants’ services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian and transfer agent in connection with the Fund’s dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund’s officers and Trustees, (viii) errors and omissions insurance for the Fund’s officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund’s quarterly repurchase offers, (xii) servicing fees and (xiii) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.

Class L shares are subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to the respective share class.

The Board has authorized the Advisor and Deutsche/RREEF to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions. Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund’s procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons and Principal Shareholders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. As of January 5, 2018, no shareholder of record owned more than 25% of the voting securities of the Fund. The Fund’s principal shareholders are listed in the chart below. No shareholder owned more than 5% of Class C shares as of January 5, 2018

Class A Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	739,148.62	6.91%

Class I Shares
Name and Address	Shares Owned	Percentage of Class
CHARLES SCHWAB & CO INC/SPECIAL CUSTODY A/C FBO CUSTOMERS 211 MAIN STREET SAN FRANCISCO, CA 94105	1,328,489.54	13.12%

Class L Shares
Name and Address	Shares Owned	Percentage of Class
GEMINI FUND SERVICES FBO/LPL AIP INVESTORS 17605 WRIGHT STREET OMAHA, NE 68130	160,494.38	32.82%

DETERMINATION OF NET ASSET VALUE

The net asset value of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern Time). Each Class L share will be offered at net asset value. During the continuous offering, the price of the shares will increase or decrease on a daily basis according to the net asset value of the shares. In computing net asset value, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations as of the last quoted sales price on the security’s primary exchange. If market quotations are not readily available, as in the case of Institutional Investment Funds investing in private real estate, securities are valued at fair value as determined by the Board of Trustees; or with respect to securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign), as described below. The Board has delegated execution of certain aspects of these procedures to a fair value team or committee composed of one or more representatives from the Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. Like all investments that are valued at fair value, the Institutional Investment Funds will be difficult to value. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Advisor, using information including that provided by a Sub-Advisor, may consider several factors, including fundamental analytical data relating to the investment in the security, the nature and duration of any restriction on the disposition of the security, the cost of the security at the date of purchase, the liquidity of the market for the security and the recommendation of the Fund’s Portfolio Managers. The Advisor may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Advisor will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Institutional Investment Funds could be available on no more than a quarterly basis. Institutional Investment Funds that invest primarily in publicly traded securities are more easily valued.

The Advisor, with the assistance of other parties, will provide the Board of Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any. To the extent deemed necessary by the Advisor, the fair value team or committee of the Board will review any securities valued by the Advisor in accordance with the Fund’s valuation policies.

Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of net asset value materially have affected the value of the securities. Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund’s portfolio. The Fund’s net asset value per share is calculated, on a class-specific basis, by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

For purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Trustees believes reflect most closely the value of such securities.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”, if any). The Advisor, and Sub-Advisor, to the extent applicable, have adopted policies and procedures and have structured their Portfolio Manager’s compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

QUARTERLY REPURCHASES OF SHARES

Once each quarter, the Fund will offer to repurchase, at per-class net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (the “Repurchase Request Deadline”). Shares will be repurchased at the per-class NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day (each a “Repurchase Pricing Date”).

Shareholders will be notified in writing about each quarterly repurchase offer, how they may request that the Fund repurchase their shares and the “Repurchase Request Deadline,” which is the date the repurchase offer ends. Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. Payment pursuant to the repurchase will be made by checks to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests.

Determination of Repurchase Offer Amount

The Board of Trustees, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Notice to Shareholders

No less than 21 days and more than 42 days before each Repurchase Request Deadline, the Fund shall send to each shareholder of record and to each beneficial owner of the shares that are the subject of the repurchase offer a notification (“Shareholder Notification”). The Shareholder Notification will contain information shareholders should consider in deciding whether to tender their shares for repurchase. The notice also will include detailed instructions on how to tender shares for repurchase, state the Repurchase Offer Amount and identify the dates of the Repurchase Request Deadline, the scheduled Repurchase Pricing Date, and the date the repurchase proceeds are scheduled for payment (the “Repurchase Payment Deadline”). The notice also will set forth the NAV that has been computed no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notification date.

Repurchase Price

The repurchase price of the shares will be the NAV of the share class as of the close of regular trading on the NYSE on the Repurchase Pricing Date. The notice of the repurchase offer also will provide information concerning the NAV, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the repurchase offer. You may call 1-844-819-8287 to learn the NAV.

Repurchase Amounts and Payment of Proceeds

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate Repurchase Offer Amount established for that Repurchase Request Deadline. Payment pursuant to the repurchase offer will be made by check to the shareholder’s address of record, or credited directly to a predetermined bank account on the Purchase Payment Date, which will be no more than seven days after the Repurchase Pricing Date. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, regulations thereunder and other pertinent laws.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. Notwithstanding the foregoing, the Fund may in its sole discretion and for administrative convenience accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the Commission may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that either a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of cash or assets that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline and/or a line of credit is available to satisfy the Repurchase Offer Amount. The Board of Trustees has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the repurchase offer and the liquidity requirements described in the previous paragraphs. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board of Trustees will take whatever action it deems appropriate to ensure compliance.

Consequences of Repurchase Offers

Repurchase offers will typically be funded from available cash or sales of portfolio securities. Payment for repurchased shares, however, may require the Fund to liquidate portfolio holdings earlier than the Advisor otherwise would, thus increasing the Fund’s portfolio turnover and potentially causing the Fund to realize losses. The Advisor intends to take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase amounts by selling Fund investments, the Fund may hold a larger proportion of its assets in less liquid securities. The sale of portfolio securities to fund repurchases also could reduce the market price of those underlying securities, which in turn would reduce the Fund’s net asset value.

Repurchase of the Fund’s shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold and expenses otherwise remain the same (or increase). In addition, the repurchase of shares by the Fund will be a taxable event to shareholders.

The Fund is intended as a long-term investment. The Fund’s quarterly repurchase offers are a shareholder’s only means of liquidity with respect to his or her shares. Shareholders have no right to redeem Fund shares outside the regular quarterly repurchases, regardless of shareholder circumstances, and the Fund may not honor any such requests. The shares are not traded on a national securities exchange and no secondary market exists for the shares, nor does the Fund expect a secondary market for its shares to exist in the future.

DISTRIBUTION POLICY

Quarterly Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of quarterly distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 5.25% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the Investment Company Act of 1940, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

The dividend rate may be modified by the Board from time to time. If, for any quarterly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested in additional shares of the Fund. See “Dividend Reinvestment Policy.”

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

DIVIDEND REINVESTMENT POLICY

The Fund will operate under a dividend reinvestment policy administered by DST. Pursuant to the policy, the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, are reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Transfer Agent in writing at Total Income+ Real Estate Fund, c/o DST Systems PO Box 219445, Kansas City, MO 64121-9445. Such written notice must be received by the Transfer Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy. Under the dividend reinvestment policy, the Fund’s Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Transfer Agent, on the shareholder’s behalf, will receive additional authorized shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund’s net asset value per share.

The Transfer Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Transfer Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Administrator will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Transfer Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder’s name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Transfer Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See “U.S. Federal Income Tax Matters.”

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Transfer Agent at Total Income+ Real Estate Fund, c/o DST Systems PO Box 219445, Kansas City, MO 94121-9445. Certain transactions can be performed by calling the toll free number 1-844-819-8287.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Internal Revenue Code of 1986, as amended, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the Statement of Additional Information. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Shareholders will not be subject to the alternative minimum tax.

The Fund intends to make distributions of investment company taxable income after payment of the Fund’s operating expenses no less frequently than annually. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment policy. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. Distributions of the Fund’s investment company taxable income (including short-term capital gains) will generally be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions of the Fund’s net capital gains (“capital gain dividends”), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. There can be no assurance as to what portion of Fund dividend payments may be classified as qualifying dividends. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e. ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund’s taxable year. Generally, no later than 60 days after the close of its taxable year, the Fund will provide shareholders with a written notice designating the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on May 25, 2012. The Trustees are authorized to issue an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers four different classes of shares: Class A, Class C, Class I, and Class L shares. Class A, Class C and Class I shares are each offered by a different prospectus. The Fund began continuously offering its common shares on October 22, 2012. As of February 18, 2014, the Fund simultaneously redesignated its issued and outstanding common shares as Class A shares and created its Class C and Class I shares. As of May 30, 2017, the Fund created its Class L shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the minimum investment amounts, sales loads, and ongoing fees and expenses for each share class may be different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses”. The details of each share class are set forth in “Plan of Distribution”.

The following table shows the amounts of the Fund’s shares that have been authorized and are outstanding as of January 5, 2018, of which none were owned by the Fund:

Title of Class	Amount Authorized	Amount Outstanding
Class A	Unlimited*	10,718,467.50 shares NAV $29.40 per share
Class C	Unlimited*	8,429,025.17 shares NAV $28.60 per share
Class I	Unlimited*	10,147,103.38 shares NAV $29.74 per share
Class L	Unlimited*	494,213.266 shares NAV $29.35 per share

*	The Fund has registered for sale an aggregate of up to $1.65 billion of its shares in this offering.

Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board of Trustees. The Fund currently intends to make dividend distributions to its shareholders no less frequently than quarterly. Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the same class of the Fund. See “Dividend Reinvestment Policy.” The 1940 Act may limit the payment of dividends to the holders of shares. Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Fund’s Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to an investor’s account. Share certificates that have been issued to an investor may be returned at any time. The Fund’s Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Fund’s Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

Other Class of Shares. The Fund offers Class A, Class C and Class I shares each by a different prospectus. Class A, Class C and Class I shares are subject to different investment minimums, sales charges (Class A shares), shareholder servicing fees (Class A shares), and distribution fees (Class C shares).

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Amended and Restated Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund’s shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Trustees are elected for indefinite terms and do not stand for reelection. A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees or by a vote of the holders of at least two-thirds of the shares of the Fund that are entitled to elect a Trustee and that are entitled to vote on the matter. The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund’s asset, or liquidation. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

PLAN OF DISTRIBUTION

ALPS Distributors, Inc. (the “Distributor”), located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions. The Fund’s shares are offered for sale through the Distributor at net asset value plus the applicable sales load. The Distributor also may enter into selected dealer agreements with other broker dealers for the sale and distribution of the Fund’s shares, including with affiliates of the Advisor. In reliance on Rule 415, the Fund intends to offer to sell up to $1.65 billion of its shares, on a continual basis, through the Distributor. No arrangement has been made to place funds received in an escrow, trust or similar account. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market marker in Fund shares. The Class L shares will pay to the Distributor a Distribution Fee that will accrue at an annual rate equal to 0.25% of the Fund’s average daily net assets attributable to Class L shares and is payable on a quarterly basis.

The Distributor has entered into a “wholesaling” agreement with Bluerock Capital Markets, LLC (“BCM”), a registered broker-dealer and an affiliate of the Advisor. Pursuant to the terms of the wholesaling agreement, BCM will seek to market and otherwise promote the Fund through various “wholesale” distribution channels, including regional and independent retail broker-dealers. BCM may receive a portion of the sales load from the sale of Fund shares for its services provided under the wholesaling agreement.

The Advisor or its affiliates, in the Advisor’s discretion and from their own resources, may pay additional compensation to brokers or dealers in connection with the sale and distribution of Fund shares (the “Additional Compensation”). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker’s or dealer’s registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker’s or dealer’s registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts, or based on the aggregate value of outstanding shares held by shareholders introduced by the broker or dealer, or determined in some other manner. The receipt of Additional Compensation by a selling broker or dealer may create potential conflicts of interest between an investor and its broker or dealer who is recommending the Fund over other potential investments. Additionally, the Fund may pay a servicing fee to intermediaries and other financial industry professionals for providing ongoing services in respect of shareholders of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s Transfer Agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request.

The Fund and the Advisor have agreed to indemnify the Distributor against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the Distributor may be required to make because of any of those liabilities. Such agreement does not include indemnification of the Distributor against liability resulting from willful misfeasance, bad faith or negligence on the part of the Distributor in the performance of its duties or from reckless disregard by the Distributor of its obligations and duties under the Distribution Agreement. The Distributor may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of shares, the Advisor purchased shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

Purchasing Shares

Investors may purchase certain share classes directly from the Fund in accordance with the instructions below. Investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by DST, the Fund’s Transfer Agent. The returned check and stop payment fee is currently $25. Investors may buy and sell shares of the Fund through financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Orders will be priced at the appropriate price next computed after it is received by a Financial Intermediary and accepted by the Fund. A Financial Intermediary may hold shares in an omnibus account in the Financial Intermediary’s name or the Financial Intermediary may maintain individual ownership records. The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services. Financial intermediaries may charge fees for the services they provide in connection with processing your transaction order or maintaining an investor’s account with them. Investors should check with their Financial Intermediary to determine if it is subject to these arrangements. Financial Intermediaries are responsible for placing orders correctly and promptly with the Fund, forwarding payment promptly. Orders transmitted with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern Time) on a day that the NYSE is open for business, will be priced based on the Fund’s NAV next computed after it is received by the Financial Intermediary.

By Mail

To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to Total Income+ Real Estate Fund to:

Total Income+ Real Estate Fund
c/o DST Systems, Inc.
P.O. Box 219445

Kansas City, MO 64121-9445

All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will neither accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares, nor post-dated checks, post-dated on-line bill pay checks, or any conditional purchase order or payment.

The Transfer Agent will charge a $25 fee against an investor’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

By Wire — Initial Investment

To make an initial investment in the Fund, the Transfer Agent must receive a completed account application before an investor wires funds. Investors may mail or overnight deliver an account application to the transfer agent. Upon receipt of the completed account application, the Transfer Agent will establish an account. The account number assigned will be required as part of the instruction that should be provided to an investor’s bank to send the wire. An investor’s bank must include both the name of the Fund, the account number, and the investor’s name so that monies can be correctly applied. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-844-819-8287 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds. The bank should transmit funds by wire to:

ABA #: (number provided by calling toll-free number above)
Credit: DST Systems, Inc.
Account #: (number provided by calling toll-free number above)
Further Credit:
Total Income+ Real Estate Fund
(shareholder registration)
(shareholder account number)

By Wire — Subsequent Investments

Before sending a wire, investors must contact the Transfer Agent to advise them of the intent to wire funds. This will ensure prompt and accurate credit upon receipt of the wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund, and its agents, including the transfer agent and custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan — Subsequent Investments

You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $100 on specified days of each month into your established Fund account. Please contact the Fund at 1-844-819-8287 for more information about the Fund’s Automatic Investment Plan.

By Telephone

Investors may purchase additional shares of the Fund by calling 1-844-819-8287. If an investor elected this option on the account application, and the account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. Banking information must be established on the account prior to making a purchase. Orders for shares received prior to 4 p.m. Eastern time will be purchased at the appropriate price calculated on that day.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

In compliance with the USA Patriot Act of 2001, the Transfer Agent will verify certain information on each account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, investors must supply full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors may call the Transfer Agent (DST Systems, Inc.) at 1-844-819-8287 for additional assistance when completing an application.

If the Transfer Agent does not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund also may reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Share Class Considerations

When selecting a share class, you should consider the following:

•	which share classes are available to you;

•	the amount you intend to invest;

•	how long you expect to own the shares; and

•	total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Class L Shares

Class L shares are sold at the prevailing NAV per Class L share and are subject to an upfront sales charge. The following additional features should also be taken into account when purchasing Class L shares:

•	a minimum initial investment of $2,500 for regular accounts and $1,000 for retirement plan accounts, and a minimum subsequent investment of at least $100 for regular accounts and $50 for retirement plan accounts;

•	a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class L shares;

•	a Distribution Fee which will accrue at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to Class L shares.

Investors purchasing Class L shares will pay a sales load based on the amount of their investment in the Fund. The sales load payable by each investor depends upon the amount invested by such investor in the Fund, but may range from 0.00% to 4.25%, as set forth in the table below. A reallowance to participating broker-dealers will be made by the Distributor from the sales load paid by each investor. A portion of the sales load, up to 0.75%, is paid to the Fund’s dealer manager (the “Dealer Manager Fee”). The following sales loads apply to your purchases of shares of the Fund:

Amount Purchased	Dealer Reallowance	Dealer Manager Fee	Broker Commission/ Total Reallowance
Under $250,000	3.50%	0.75%	4.25%
$250,000 to $499,999	2.50%	0.75%	3.25%
$500,000-$999,999	1.50%	0.50%	2.00%
$1,000,000 and Above	1.00%	0.25%	1.25%

Share Conversion

For investors owning Class L shares, these shares may be convertible into Class I shares if (i) the broker/dealer or other financial intermediary responsible for the shareholder relationship requests such conversion, (ii) Class I shares are available to the broker dealer or financial intermediary, and (iii) the account would have been eligible to purchase Class I shares. More detailed information on Class I shares and the related investment minimums and other restrictions is available in the Fund’s Class I prospectus.

Right of Accumulation

For the purposes of determining the applicable reduced sales charge, the right of accumulation allows you to include prior purchases of Class L shares of the Fund as part of your current investment as well as reinvested dividends. To qualify for this option, you must be either:

•	an individual;

•	an individual and spouse purchasing shares for your own account or trust or custodial accounts for your minor children; or

•	a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401, 403 or 457 of the Internal Revenue Code, including related plans of the same employer.

You may add the current value of all of your existing investments in the Fund and other funds advised by the Advisor or its affiliates (collectively, “Bluerock Family Funds”) to determine the front-end sales charge to be applied to your current Class L purchase. Only balances currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same firm through whom you are making your current purchase, will be eligible to be added to your current purchase for purposes of determining your Class L sales charge. You may include the value of Bluerock Family Funds’ investments held by the members of your immediately family, including the value of Bluerock Family Funds’ investments held by you or them in individual retirement plans, such as individual retirement accounts, or IRAs, provided such balances are also currently held entirely at the Bluerock Family Funds or, if held in an account through a financial services firm, at the same financial services firm through whom you are making your current purchase. The value of shares eligible for a cumulative quantity discount equals the cumulative cost of the shares purchased (not including reinvested dividends) or the current account market value; whichever is greater. The current market value of the shares is determined by multiplying the number of shares by the previous day’s NAV. If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase (including at the time of any future purchase) specifically identify those shares to your current purchase broker-dealer.

If you plan to rely on this right of accumulation, you must notify the Fund’s distributor at the time of your purchase. You will need to give the Distributor your account numbers. Existing holdings of family members of other related accounts of a shareholder may be combined for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent

The letter of intent allows you to count all investments within a 13-month period in Class L shares of the Fund as if you were making them all at once for the purposes of calculating the applicable reduced sales charges. The minimum initial investment under a letter of intent is 5% of the total letter of intent amount. The letter of intent does not preclude the Fund from discontinuing sales of its shares. You may include a purchase not originally made pursuant to a letter of intent under a letter of intent entered into within 90 days of the original purchase. To determine the applicable sales charge reduction, you also may include (1) the cost of Class L shares of the Fund which were previously purchased at a price including a front end sales charge during the 90-day period prior to the Distributor receiving the letter of intent, and (2) the historical cost of shares of other Funds you currently own acquired in exchange for Class L shares, respectively, the Fund purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse and children, under the age of 21, living in the same household). You should retain any records necessary to substantiate historical costs because the Fund, the transfer agent and any financial intermediaries may not maintain this information. Shares acquired through reinvestment of dividends are not aggregated to achieve the stated investment goal.

Shareholder Service Expenses

The Fund has adopted a “Shareholder Services Plan” with respect to its Class L shares under which the Fund may compensate financial industry organizations for providing ongoing shareholder servicing of client accounts with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Advisor may reasonably request. Under the Shareholder Services Plan, the Fund, with respect to its Class L shares, may incur expenses on an annual basis equal up to 0.25% of its average net assets attributable to Class L shares. Because these fees are paid from the Fund’s assets on an ongoing basis they will increase your costs overtime and may cost you more than paying other types of sales charges.

Distribution Plan

The Fund, with respect to its Class L shares, is authorized under a “Distribution Plan” to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under the Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.25% of average daily net assets attributable to Class L shares. Because these fees are paid from the Fund’s assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges.

LEGAL MATTERS

Certain legal matters in connection with the shares will be passed upon for the Fund by Thompson Hine LLP 41 South High Street, Suite 1700, Columbus, Ohio 43215.

REPORTS TO SHAREHOLDERS

The Fund sends to its shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semi-annual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. A shareholder must call 1-844-819-8287 to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning thirty days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP is the independent registered public accounting firm for the Fund and audits the Fund’s financial statements. BBD, LLP is located at 1835 Market Street, 3rd Floor, Philadelphia, Pennsylvania 19103.

ADDITIONAL INFORMATION

The Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC (file No. 333-222772). The complete Registration Statement may be obtained from the SEC at www.sec.gov. See the cover page of this prospectus for information about how to obtain a paper copy of the Registration Statement or Statement of Additional Information without charge.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History	1
Investment Objectives and Policies	1
Repurchases and Transfers of Shares	7
Management of the Fund	12
Codes of Ethics	16
Proxy Voting Policies and Procedures	16
Control Persons and Principal Holders	17
Investment Advisory and Other Services	17
Portfolio Managers	20
Allocation of Brokerage	22
Tax Status	23
Other Information	25
Independent Registered Public Accounting Firm	25
Financial Statements	25
Appendix A	A-1
Appendix B	A-2

NOTICE OF PRIVACY POLICY & PRACTICES

Rev. Aug. 2012

PRIVACY NOTICE
FACTS	WHAT DOES THE TOTAL INCOME+ REAL ESTATE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	▪ Social Security number ▪ Assets ▪ Retirement Assets ▪ Transaction History ▪ Checking Account Information	▪ Purchase History ▪ Account Balances ▪ Account Transactions ▪ Wire Transfer Instructions
When you are no longer our customer, we may continue to share your personal information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Total Income+ Real Estate Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Total Income+ Real Estate Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-844-819-8287

Who we are
Who is providing this notice?	Total Income+ Real Estate Fund
What we do
How does Total Income+ Real Estate Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Total Income+ Real Estate Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Total Income+ Real Estate Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Total Income+ Real Estate Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Total Income+ Real Estate Fund doesn’t jointly market.

TOTAL INCOME+ REAL ESTATE FUND

Class L Shares (TIPLX) of Beneficial Interest

PROSPECTUS

January 31, 2018,

supplemented June 4, 2018

Investment Advisor

Bluerock Fund Advisor, LLC

All dealers that buy, sell or trade the Fund’s shares, whether or not participating in this offering, may be required to deliver a prospectus when acting on behalf of the Fund’s Distributor.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.